GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Aerospace & Defense – 3.2%
134,320	HEICO Corp.	$ 18,368,260
83,881	L3Harris Technologies, Inc.	17,413,696
186,341	Spirit AeroSystems Holdings, Inc. Class A	14,318,442
47,629	The Boeing Co.	16,250,062

		66,350,460

Airlines – 1.0%
350,817	Delta Air Lines, Inc.	21,413,870

Automobiles – 0.8%
382,810	General Motors Co.	15,442,555

Banks – 2.0%
261,854	Fifth Third Bancorp	7,774,445
67,904	Popular, Inc.	3,908,554
47,288	Signature Bank	6,027,328
49,209	SVB Financial Group*	11,415,012
25,986	Western Alliance Bancorp*	1,284,748
253,254	Zions Bancorp NA	11,414,158

		41,824,245

Beverages – 0.9%
61,151	Brown-Forman Corp. Class B	3,351,686
28,426	Coca-Cola European Partners PLC	1,571,389
203,295	Monster Beverage Corp.*	13,106,429
10,464	PepsiCo, Inc.	1,337,404

		19,366,908

Biotechnology – 5.2%
435,236	AbbVie, Inc.	28,995,422
181,109	Alexion Pharmaceuticals, Inc.*	20,517,839
35,271	Biogen, Inc.*	8,388,149
145,871	BioMarin Pharmaceutical, Inc.*	11,570,488
219,352	Gilead Sciences, Inc.	14,371,943
257,729	Incyte Corp.*	21,886,347
6,989	Vertex Pharmaceuticals, Inc.*	1,164,507

		106,894,695

Building Products – 0.3%
55,083	Allegion PLC	5,703,294
11,546	Armstrong World Industries, Inc.	1,128,159

		6,831,453

Chemicals – 1.3%
52,858	The Sherwin-Williams Co.	27,118,268

Commercial Services & Supplies – 0.9%
54,365	Cintas Corp.	14,158,821
31,948	Waste Management, Inc.	3,737,916

		17,896,737

Communications Equipment – 2.0%
10,896	Arista Networks, Inc.*	2,979,511

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
277,140	Cisco Systems, Inc.	$ 15,353,556
142,184	Motorola Solutions, Inc.	23,596,857

		41,929,924

Consumer Finance – 2.0%
615,765	Ally Financial, Inc.	20,264,826
596,046	Synchrony Financial	21,386,131

		41,650,957

Containers & Packaging – 1.0%
197,011	Berry Global Group, Inc.*	8,875,346
260,369	Sealed Air Corp.	10,880,820

		19,756,166

Diversified Financial Services – 1.0%
368,103	Voya Financial, Inc.	20,676,346

Electric Utilities – 0.7%
317,011	Exelon Corp.	14,284,516

Electrical Equipment – 0.4%
94,187	AMETEK, Inc.	8,440,097

Electronic Equipment, Instruments & Components – 1.9%
177,163	Jabil, Inc.	5,470,794
256,161	Keysight Technologies, Inc.*	22,931,533
238,290	National Instruments Corp.	9,950,990

		38,353,317

Energy Equipment & Services – 0.2%
149,581	TechnipFMC PLC	4,119,461

Entertainment – 0.5%
28,299	Netflix, Inc.*	9,140,294
17,491	World Wrestling Entertainment, Inc. Class A	1,272,995

		10,413,289

Equity Real Estate Investment Trusts (REITs) – 3.0%
12,273	American Tower Corp.	2,597,212
35,122	Duke Realty Corp.	1,170,616
176,139	Equity LifeStyle Properties, Inc.	21,885,271
135,195	Lamar Advertising Co. Class A	10,939,979
249,994	Prologis, Inc.	20,152,016
17,973	Public Storage	4,363,126

		61,108,220

Food & Staples Retailing – 0.5%
197,722	Walgreens Boots Alliance, Inc.	10,773,872

Food Products – 0.3%
82,226	Lamb Weston Holdings, Inc.	5,519,009

Health Care Equipment & Supplies – 1.5%
70,351	Align Technology, Inc.*	14,708,987
97,396	Hill-Rom Holdings, Inc.	10,386,309
21,448	Hologic, Inc.*	1,099,210

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,227	The Cooper Cos., Inc.	$ 1,763,590
21,407	West Pharmaceutical Services, Inc.	2,938,539

		30,896,635

Health Care Providers & Services – 2.8%
79,841	Anthem, Inc.	23,521,957
89,508	Centene Corp.*	4,662,472
24,870	Encompass Health Corp.	1,587,701
55,259	McKesson Corp.	7,678,238
45,913	Molina Healthcare, Inc.*	6,096,328
59,860	UnitedHealth Group, Inc.	14,905,738

		58,452,434

Health Care Technology* – 0.3%
40,482	Veeva Systems, Inc. Class A	6,715,964

Hotels, Restaurants & Leisure – 4.3%
14,317	Chipotle Mexican Grill, Inc.*	11,389,603
208,528	Las Vegas Sands Corp.	12,603,432
31,370	Planet Fitness, Inc. Class A*	2,467,564
391,716	Starbucks Corp.	37,091,588
223,615	Yum! Brands, Inc.	25,161,160

		88,713,347

Independent Power and Renewable Electricity Producers – 0.5%
639,880	AES Corp.	10,743,585

Insurance – 1.1%
280,040	The Progressive Corp.	22,677,639

Interactive Media & Services* – 8.5%
46,076	Alphabet, Inc. Class A	56,129,783
44,008	Alphabet, Inc. Class C	53,543,654
330,717	Facebook, Inc. Class A	64,235,163

		173,908,600

Internet & Direct Marketing Retail – 8.0%
65,587	Amazon.com, Inc.*	122,436,500
7,145	Booking Holdings, Inc.*	13,479,828
629,094	eBay, Inc.	25,912,382
29,050	Etsy, Inc.*	1,946,931

		163,775,641

IT Services – 7.9%
44,867	GoDaddy, Inc. Class A*	3,292,341
106,197	Mastercard, Inc. Class A	28,914,257
15,728	MongoDB, Inc.*	2,252,564
351,646	PayPal Holdings, Inc.*	38,821,718
106,745	VeriSign, Inc.*	22,532,802
367,931	Visa, Inc. Class A	65,491,718

		161,305,400

Life Sciences Tools & Services – 1.3%
256,995	Agilent Technologies, Inc.	17,838,023
1,536	Mettler-Toledo International, Inc.*	1,162,368

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
20,163	PRA Health Sciences, Inc.*	$ 2,014,485
20,786	Thermo Fisher Scientific, Inc.	5,771,857

		26,786,733

Machinery – 1.4%
368,966	Allison Transmission Holdings, Inc.	16,953,988
72,058	Caterpillar, Inc.	9,487,877
24,094	Ingersoll-Rand PLC	2,979,464

		29,421,329

Metals & Mining* – 0.4%
359,013	Alcoa Corp.	8,074,202

Multiline Retail – 1.0%
239,949	Target Corp.	20,731,594

Oil, Gas & Consumable Fuels – 0.5%
126,976	ConocoPhillips	7,501,742
41,307	Valero Energy Corp.	3,521,422

		11,023,164

Pharmaceuticals – 0.5%
116,189	Merck & Co., Inc.	9,642,525

Professional Services – 1.0%
30,213	CoStar Group, Inc.*	18,593,080
8,641	Verisk Analytics, Inc.	1,311,013

		19,904,093

Road & Rail – 1.9%
217,873	Union Pacific Corp.	39,206,246

Semiconductors & Semiconductor Equipment – 3.2%
38,857	Analog Devices, Inc.	4,564,143
13,985	Broadcom, Inc.	4,055,510
116,283	Cree, Inc.*	7,230,477
196,831	NXP Semiconductors NV	20,350,357
183,907	Teradyne, Inc.	10,249,137
40,689	Texas Instruments, Inc.	5,086,532
121,324	Xilinx, Inc.	13,856,414

		65,392,570

Software – 13.8%
3,694	Adobe, Inc.*	1,103,989
262,294	Cadence Design Systems, Inc.*	19,386,150
214,868	Citrix Systems, Inc.	20,249,160
5,230	Coupa Software, Inc.*	709,763
109,636	HubSpot, Inc.*	19,594,146
24,706	Intuit, Inc.	6,851,221
952,787	Microsoft Corp.	129,836,285
318,780	Oracle Corp.	17,947,314
106,380	Palo Alto Networks, Inc.*	24,099,325
27,012	Proofpoint, Inc.*	3,408,914
28,642	RingCentral, Inc. Class A*	4,066,591
8,653	salesforce.com, Inc.*	1,336,889
99,431	ServiceNow, Inc.*	27,581,165
17,781	VMware, Inc. Class A	3,102,607

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
19,336	Workday, Inc. Class A*	$ 3,866,813

		283,140,332

Specialty Retail – 2.9%
76,785	Advance Auto Parts, Inc.	11,566,892
38,690	AutoNation, Inc.*	1,883,429
1,268	AutoZone, Inc.*	1,424,015
15,244	CarMax, Inc.*	1,337,813
319,675	Lowe’s Cos., Inc.	32,415,045
52,530	The Home Depot, Inc.	11,225,136

		59,852,330

Technology Hardware, Storage & Peripherals – 7.0%
677,347	Apple, Inc.	144,302,005

Trading Companies & Distributors* – 0.1%
43,468	HD Supply Holdings, Inc.	1,760,889

TOTAL COMMON STOCKS – 99.0% (Cost $1,653,397,503)		$2,036,591,622

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		20,325,343

NET ASSETS – 100.0%		$2,056,916,965

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Aerospace & Defense – 1.9%
25,487	L3Harris Technologies, Inc.	$ 5,291,101
14,214	Teledyne Technologies, Inc.*	4,140,254

		9,431,355

Airlines – 1.4%
99,939	Delta Air Lines, Inc.	6,100,276
21,713	Southwest Airlines Co.	1,118,871

		7,219,147

Automobiles – 1.4%
173,248	General Motors Co.	6,988,824

Banks – 11.2%
152,419	Bank of America Corp. (a)	4,676,215
31,109	CIT Group, Inc.	1,572,560
14,794	Citigroup, Inc.	1,052,741
105,336	Citizens Financial Group, Inc.	3,924,819
15,842	Comerica, Inc.	1,159,634
199,946	Fifth Third Bancorp	5,936,397
76,040	JPMorgan Chase & Co.	8,820,640
84,881	Popular, Inc.	4,885,750
201,296	Regions Financial Corp.	3,206,645
23,138	Signature Bank	2,949,170
17,756	SVB Financial Group*	4,118,859
73,739	Synovus Financial Corp.	2,814,618
44,879	Wells Fargo & Co.	2,172,592
86,531	Western Alliance Bancorp*	4,278,093
114,035	Zions Bancorp NA	5,139,558

		56,708,291

Beverages* – 0.2%
13,402	Monster Beverage Corp.	864,027

Biotechnology – 3.1%
35,773	AbbVie, Inc.	2,383,197
36,603	Alexion Pharmaceuticals, Inc.*	4,146,754
10,362	Biogen, Inc.*	2,464,291
91,898	Gilead Sciences, Inc.	6,021,157
10,661	Incyte Corp.*	905,332

		15,920,731

Building Products – 1.2%
91,047	Johnson Controls International PLC	3,864,034
54,327	Masco Corp.	2,214,912

		6,078,946

Capital Markets – 0.9%
22,710	Northern Trust Corp.	2,225,580
38,156	State Street Corp.	2,216,482

		4,442,062

Chemicals – 1.9%
16,467	Air Products & Chemicals, Inc.	3,758,922
5,501	DuPont de Nemours, Inc.	396,952
9,593	Olin Corp.	192,532

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
10,020	The Sherwin-Williams Co.	$ 5,140,661

		9,489,067

Communications Equipment – 1.1%
32,546	Motorola Solutions, Inc.	5,401,334

Construction & Engineering – 0.4%
22,246	AECOM*	799,744
38,547	Fluor Corp.	1,253,163

		2,052,907

Consumer Finance – 2.2%
167,262	Ally Financial, Inc.	5,504,592
162,603	Synchrony Financial	5,834,196

		11,338,788

Containers & Packaging – 0.6%
25,840	Berry Global Group, Inc.*	1,164,092
43,914	Sealed Air Corp.	1,835,166

		2,999,258

Diversified Financial Services – 4.9%
96,005	Berkshire Hathaway, Inc. Class B*	19,722,307
93,358	Voya Financial, Inc.	5,243,919

		24,966,226

Diversified Telecommunication Services – 2.0%
122,700	AT&T, Inc.	4,177,935
111,551	Verizon Communications, Inc.	6,165,424

		10,343,359

Electric Utilities – 3.2%
146,763	Exelon Corp.	6,613,141
94,801	FirstEnergy Corp.	4,168,400
183,280	PPL Corp.	5,430,586

		16,212,127

Electrical Equipment – 0.5%
29,078	AMETEK, Inc.	2,605,680

Electronic Equipment, Instruments & Components – 1.3%
21,592	Jabil, Inc.	666,761
56,676	Keysight Technologies, Inc.*	5,073,636
25,254	National Instruments Corp.	1,054,607

		6,795,004

Energy Equipment & Services – 0.4%
5,313	Apergy Corp.*	172,832
75,447	TechnipFMC PLC	2,077,810

		2,250,642

Entertainment – 1.1%
35,087	Cinemark Holdings, Inc.	1,400,673

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
29,588	The Walt Disney Co.	$ 4,231,380

		5,632,053

Equity Real Estate Investment Trusts (REITs) – 6.4%
51,411	Camden Property Trust	5,331,835
44,388	CubeSmart	1,506,973
166,629	Duke Realty Corp.	5,553,744
23,991	Healthcare Trust of America, Inc. Class A	646,078
178,302	Invitation Homes, Inc.	4,897,956
85,261	Prologis, Inc.	6,872,889
5,678	Public Storage	1,378,391
130,266	STORE Capital Corp.	4,456,400
13,383	Sun Communities, Inc.	1,777,396

		32,421,662

Food & Staples Retailing – 1.6%
30,982	The Kroger Co.	655,579
119,429	Walgreens Boots Alliance, Inc.	6,507,686
6,698	Walmart, Inc.	739,326

		7,902,591

Food Products – 1.0%
23,356	Lamb Weston Holdings, Inc.	1,567,655
69,548	Mondelez International, Inc. Class A	3,720,122

		5,287,777

Health Care Equipment & Supplies* – 0.4%
10,291	Align Technology, Inc.	2,151,642

Health Care Providers & Services – 3.6%
23,500	Anthem, Inc.	6,923,335
22,475	Centene Corp.*	1,170,723
15,636	Cigna Corp.	2,656,869
31,213	McKesson Corp.	4,337,047
22,255	Universal Health Services, Inc. Class B	3,357,389

		18,445,363

Hotels, Restaurants & Leisure – 3.8%
81,785	Carnival Corp.	3,862,705
53,645	Las Vegas Sands Corp.	3,242,304
26,790	McDonald’s Corp.	5,645,189
53,142	Starbucks Corp.	5,032,016
11,565	Yum! Brands, Inc.	1,301,294

		19,083,508

Household Durables – 0.1%
10,479	D.R. Horton, Inc.	481,300

Household Products – 1.7%
50,623	Colgate-Palmolive Co.	3,631,694
44,403	The Procter & Gamble Co.	5,241,330

		8,873,024

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 1.5%
321,748	AES Corp.	$ 5,402,149
67,688	NRG Energy, Inc.	2,310,868

		7,713,017

Insurance – 3.5%
117,758	Athene Holding Ltd. Class A*	4,811,592
54,636	Brighthouse Financial, Inc.*	2,140,092
78,297	The Progressive Corp.	6,340,491
140,444	Unum Group	4,487,186
55	White Mountains Insurance Group Ltd.	59,180

		17,838,541

Interactive Media & Services* – 0.2%
989	Alphabet, Inc. Class A	1,204,800

Internet & Direct Marketing Retail – 1.1%
201	Amazon.com, Inc.*	375,223
126,183	eBay, Inc.	5,197,478

		5,572,701

IT Services – 2.7%
16,218	Fidelity National Information Services, Inc.	2,161,048
18,515	Leidos Holdings, Inc.	1,520,082
45,843	PayPal Holdings, Inc.*	5,061,067
24,376	VeriSign, Inc.*	5,145,530

		13,887,727

Life Sciences Tools & Services – 1.5%
59,128	Agilent Technologies, Inc.	4,104,074
12,104	Thermo Fisher Scientific, Inc.	3,361,039

		7,465,113

Machinery – 1.9%
34,555	Caterpillar, Inc.	4,549,857
4,071	Cummins, Inc.	667,644
24,478	Parker-Hannifin Corp.	4,285,608

		9,503,109

Media – 1.4%
4,329	Liberty Broadband Corp. Class C*	430,779
388,738	News Corp. Class A	5,115,792
13,139	Nexstar Media Group, Inc. Class A	1,337,156

		6,883,727

Metals & Mining* – 1.0%
229,857	Alcoa Corp.	5,169,484

Multi-Utilities – 2.3%
74,001	Ameren Corp.	5,601,136
13,814	CMS Energy Corp.	804,251

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
42,155	DTE Energy Co.	$ 5,358,322

		11,763,709

Multiline Retail – 1.3%
76,760	Target Corp.	6,632,064

Oil, Gas & Consumable Fuels – 8.4%
29,809	Chevron Corp. (a)	3,669,786
128,598	ConocoPhillips	7,597,570
91,476	Exxon Mobil Corp.	6,802,155
55,207	Kinder Morgan, Inc.	1,138,368
71,330	Marathon Oil Corp.	1,003,613
40,151	Marathon Petroleum Corp.	2,264,115
104,257	Occidental Petroleum Corp.	5,354,640
66,269	Phillips 66	6,796,549
3,725	Pioneer Natural Resources Co.	514,199
40,238	The Williams Cos., Inc.	991,464
76,252	Valero Energy Corp.	6,500,483

		42,632,942

Pharmaceuticals – 2.9%
89,484	Bristol-Myers Squibb Co.	3,973,984
55,964	Johnson & Johnson (a)	7,287,632
23,464	Mylan NV*	490,398
75,602	Pfizer, Inc.	2,936,382

		14,688,396

Road & Rail – 0.7%
19,384	Union Pacific Corp.	3,488,151

Semiconductors & Semiconductor Equipment – 2.6%
14,944	Analog Devices, Inc.	1,755,322
2,639	Cree, Inc.*	164,093
116,729	Intel Corp.	5,900,651
11,398	Micron Technology, Inc.*	511,656
48,551	NXP Semiconductors NV	5,019,688

		13,351,410

Software – 1.3%
25,094	Citrix Systems, Inc.	2,364,858
4,768	Palo Alto Networks, Inc.*	1,080,143
9,618	ServiceNow, Inc.*	2,667,937
23,091	Symantec Corp.	497,842

		6,610,780

Specialty Retail – 1.3%
4,438	Advance Auto Parts, Inc.	668,540
16,225	AutoNation, Inc.*	789,833
49,357	Lowe’s Cos., Inc.	5,004,800
1,411	The Home Depot, Inc.	301,517

		6,764,690

Tobacco – 1.4%
85,177	Philip Morris International, Inc.	7,121,649

Trading Companies & Distributors* – 0.4%
46,943	HD Supply Holdings, Inc.	1,901,661

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.3%
48,044	Telephone & Data Systems, Inc.	$ 1,553,743

TOTAL COMMON STOCKS (Cost $466,055,886)		$494,134,109

Shares	Dividend Rate	Value

Investment Company(b) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,899,202	2.272%	$ 5,899,202
(Cost $5,899,202)

TOTAL INVESTMENTS – 98.4% (Cost $471,955,088)		$500,033,311

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		8,263,408

NET ASSETS – 100.0%		$508,296,719

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	28	09/20/19	$4,175,220	$122,301

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Aerospace & Defense – 1.8%
88,826	Aerojet Rocketdyne Holdings, Inc.*	$ 3,794,647
58,872	Astronics Corp.*	2,168,844
7,451	Ducommun, Inc.*	314,060
88,086	Kratos Defense & Security Solutions, Inc.*	2,171,320
12,584	Mercury Systems, Inc.*	1,025,848
21,940	Moog, Inc. Class A	1,787,232
59,315	Wesco Aircraft Holdings, Inc.*	624,587

		11,886,538

Air Freight & Logistics* – 0.4%
9,233	Atlas Air Worldwide Holdings, Inc.	421,487
92,864	Echo Global Logistics, Inc.	1,955,716
47,374	Radiant Logistics, Inc.	260,083

		2,637,286

Airlines – 0.3%
11,247	Mesa Air Group, Inc.*	115,169
19,928	SkyWest, Inc.	1,209,829
9,273	Spirit Airlines, Inc.*	393,454

		1,718,452

Auto Components – 0.1%
8,137	Standard Motor Products, Inc.	374,383

Banks – 10.0%
69,777	1st Source Corp.	3,276,030
13,882	Allegiance Bancshares, Inc.*	465,880
47,786	Amalgamated Bank Class A	820,008
32,768	Atlantic Capital Bancshares, Inc.*	602,603
6,051	Banner Corp.	358,582
99,849	Boston Private Financial Holdings, Inc.	1,152,257
2,911	Bridge Bancorp, Inc.	85,030
37,642	Cadence BanCorp.	645,184
3,869	Capital City Bank Group, Inc.	99,898
33,192	Cathay General Bancorp	1,235,406
2,302	CBTX, Inc.	69,382
127,529	Central Pacific Financial Corp.	3,758,280
1,302	Century Bancorp, Inc. Class A	109,042
52,044	Columbia Banking System, Inc.	1,962,579
170,262	CVB Financial Corp.	3,747,467
12,774	Equity Bancshares, Inc. Class A*	338,383
122,999	First Bancorp	3,920,683
259,704	First Commonwealth Financial Corp.	3,576,124
28,577	First Financial Corp.	1,240,528
137,995	First Foundation, Inc.	2,075,445
48,787	First Internet Bancorp	1,028,430
67,331	Heartland Financial USA, Inc.	3,237,948
36,947	Heritage Commerce Corp.	457,034

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
5,423	Heritage Financial Corp.	$ 154,664
175,490	Hilltop Holdings, Inc.	3,980,113
5,623	Independent Bank Group, Inc.	319,443
106,382	International Bancshares Corp.	4,003,155
363,506	Investors Bancorp, Inc.	4,129,428
8,441	Lakeland Bancorp, Inc.	138,264
7,332	Mercantile Bank Corp.	246,355
12,469	Metropolitan Bank Holding Corp.*	523,324
91,881	National Bank Holdings Corp. Class A	3,333,443
13,313	NBT Bancorp, Inc.	515,213
5,851	Northeast Bank	128,429
22,920	OFG Bancorp	518,680
35,478	Opus Bank	795,062
37,808	Pacific Premier Bancorp, Inc.	1,195,867
12,163	Peapack Gladstone Financial Corp.	345,794
13,367	Preferred Bank	724,358
24,840	Sandy Spring Bancorp, Inc.	905,170
21,936	Seacoast Banking Corp. of Florida*	593,149
20,768	Sierra Bancorp	541,422
2,541	Southern First Bancshares, Inc.*	103,622
51,705	Southern National Bancorp of Virginia, Inc.	823,144
90,848	The Bancorp, Inc.*	879,409
12,524	Towne Bank	352,425
65,919	TriCo Bancshares	2,488,442
31,389	Triumph Bancorp, Inc.*	979,651
28,771	UMB Financial Corp.	1,963,908
9,557	Univest Financial Corp.	262,435
30,307	WesBanco, Inc.	1,108,630

		66,315,202

Beverages – 0.7%
10,905	Coca-Cola Consolidated, Inc.	3,200,945
14,292	National Beverage Corp.(a)	622,131
2,382	The Boston Beer Co., Inc. Class A*	934,506

		4,757,582

Biotechnology* – 8.0%
36,411	ACADIA Pharmaceuticals, Inc.	894,982
27,742	Acceleron Pharma, Inc.	1,211,216
38,831	Amicus Therapeutics, Inc.	481,504
37,586	Anika Therapeutics, Inc.	2,070,613
22,122	Arena Pharmaceuticals, Inc.	1,386,607
71,721	Arrowhead Pharmaceuticals, Inc.	2,084,212
16,447	Audentes Therapeutics, Inc.	640,117
22,265	Avid Bioservices, Inc.	144,277
14,052	BioSpecifics Technologies Corp.	816,421
40,460	Blueprint Medicines Corp.	4,052,069
74,981	CareDx, Inc.	2,457,127
21,396	Coherus Biosciences, Inc.	359,881
12,076	Dicerna Pharmaceuticals, Inc.	164,596
35,889	Editas Medicine, Inc.	906,197

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
15,307	Enanta Pharmaceuticals, Inc.	$ 1,148,331
33,812	Esperion Therapeutics, Inc.	1,341,998
5,672	FibroGen, Inc.	268,059
7,141	G1 Therapeutics, Inc.	177,168
65,322	Genomic Health, Inc.	4,766,546
37,551	Global Blood Therapeutics, Inc.	2,057,795
227,787	Halozyme Therapeutics, Inc.	3,870,101
9,234	Insmed, Inc.	202,686
4,519	Intercept Pharmaceuticals, Inc.	284,019
41,103	Invitae Corp.	1,105,260
21,276	Kura Oncology, Inc.	406,797
14,389	Mirati Therapeutics, Inc.	1,522,356
56,788	Myriad Genetics, Inc.	1,654,802
59,236	Natera, Inc.	1,633,729
103,586	PDL BioPharma, Inc.	298,328
73,058	Pieris Pharmaceuticals, Inc.	401,819
86,332	Prothena Corp. PLC	808,068
19,700	PTC Therapeutics, Inc.	948,949
18,810	Ra Pharmaceuticals, Inc.	640,292
24,788	Radius Health, Inc.	531,951
59,741	Repligen Corp. (b)	5,638,953
23,966	Vanda Pharmaceuticals, Inc.	298,377
132,080	Veracyte, Inc.	3,747,110
63,701	Voyager Therapeutics, Inc.	1,402,059
9,022	Xencor, Inc.	397,149

		53,222,521

Building Products – 2.2%
2,292	American Woodmark Corp.*	194,476
150,281	Builders FirstSource, Inc.*	2,581,828
141,450	Continental Building Products, Inc.*	3,476,841
18,938	CSW Industrials, Inc.	1,337,212
6,575	Griffon Corp.	107,501
104,703	JELD-WEN Holding, Inc.*	2,294,043
60,186	Quanex Building Products Corp.	1,120,663
62,565	Simpson Manufacturing Co., Inc.	3,864,015

		14,976,579

Capital Markets – 1.5%
69,536	Artisan Partners Asset Management, Inc. Class A	2,057,570
207,825	Brightsphere Investment Group, Inc.	2,223,728
33,432	Greenhill & Co., Inc.	554,971
25,490	Houlihan Lokey, Inc.	1,172,540
60,162	Oppenheimer Holdings, Inc. Class A	1,753,121
23,234	Piper Jaffray Cos.	1,795,988
5,690	Safeguard Scientifics, Inc.*	66,459
2,411	Virtus Investment Partners, Inc.	258,363
9,764	Westwood Holdings Group, Inc.	305,613

		10,188,353

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 2.7%
12,801	Chase Corp.	$ 1,325,928
230,240	Ferro Corp.*	3,391,435
1,489	H.B. Fuller Co.	71,189
29,516	Innophos Holdings, Inc.	801,950
17,945	Innospec, Inc.	1,675,704
6,508	Kraton Corp.*	199,600
57,184	Minerals Technologies, Inc.	3,045,048
91,382	PolyOne Corp.	2,994,588
1,031	Quaker Chemical Corp.	193,199
94,836	Trinseo SA	3,680,585
28,150	Tronox Holdings PLC Class A	311,339

		17,690,565

Commercial Services & Supplies – 1.3%
57,371	Covanta Holding Corp.	987,929
6,896	HNI Corp.	236,119
13,871	Kimball International, Inc. Class B	240,523
7,468	Matthews International Corp. Class A	255,032
42,287	McGrath RentCorp	2,880,168
55,502	Tetra Tech, Inc.	4,395,758

		8,995,529

Communications Equipment – 0.6%
30,295	Comtech Telecommunications Corp.	901,579
144,727	Extreme Networks, Inc.*	1,178,078
67,655	Harmonic, Inc.*	505,383
42,173	NetScout Systems, Inc.*	1,098,185
20,043	Viavi Solutions, Inc.*	294,031

		3,977,256

Construction & Engineering – 0.5%
66,608	Aegion Corp.*	1,255,561
9,851	Comfort Systems USA, Inc.	413,742
128,560	Great Lakes Dredge & Dock Corp.*	1,379,449

		3,048,752

Consumer Finance* – 0.6%
111,080	Enova International, Inc.	2,993,606
6,819	Green Dot Corp. Class A	345,655
27,201	Regional Management Corp.	656,360

		3,995,621

Distributors – 0.4%
67,126	Core-Mark Holding Co., Inc.	2,512,526

Diversified Consumer Services – 1.0%
15,640	American Public Education, Inc.*	516,433
56,017	Chegg, Inc.*	2,516,283
7,856	Collectors Universe, Inc.	186,266
66,986	K12, Inc.*	1,999,532

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
101,741	Laureate Education, Inc. Class A*	$ 1,667,535

		6,886,049

Diversified Financial Services – 0.5%
17,148	Banco Latinoamericano de Comercio Exterior SA Class E	360,451
48,608	Cannae Holdings, Inc.*	1,407,202
146,995	FGL Holdings	1,198,009
112,468	On Deck Capital, Inc.*	402,635

		3,368,297

Diversified Telecommunication Services – 1.1%
75,361	Cogent Communications Holdings, Inc.	4,748,497
54,499	Iridium Communications, Inc.*	1,386,455
246,976	ORBCOMM, Inc.*	1,447,279

		7,582,231

Electric Utilities – 1.1%
31,650	El Paso Electric Co.	2,097,129
3,749	Otter Tail Corp.	200,122
90,411	Portland General Electric Co.	4,959,043

		7,256,294

Electrical Equipment – 0.1%
2,502	Encore Wire Corp.	137,410
29,334	Thermon Group Holdings, Inc.*	743,323

		880,733

Electronic Equipment, Instruments & Components – 3.7%
31,946	AVX Corp.	486,538
68,433	Belden, Inc.	3,110,964
7,616	Benchmark Electronics, Inc.	206,089
14,984	CTS Corp.	472,296
15,134	ePlus, Inc.*	1,148,671
37,893	Fabrinet*	2,034,096
59,602	Insight Enterprises, Inc.*	3,279,302
15,045	Itron, Inc.*	932,790
5,149	Napco Security Technologies, Inc.*	149,064
1,766	Novanta, Inc.*	148,503
9,103	OSI Systems, Inc.*	1,024,634
38,414	PC Connection, Inc.	1,256,522
5,726	Rogers Corp.*	908,487
28,606	Sanmina Corp.*	908,240
31,206	Tech Data Corp.*	3,162,416
208,202	Vishay Intertechnology, Inc.	3,539,434
48,079	Vishay Precision Group, Inc.*	1,958,738

		24,726,784

Energy Equipment & Services* – 1.3%
15,080	C&J Energy Services, Inc.	164,975
9,893	Exterran Corp.	135,039

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services* – (continued)
34,986	Forum Energy Technologies, Inc.	$ 91,663
150,925	Helix Energy Solutions Group, Inc.	1,322,103
85,991	Matrix Service Co.	1,579,655
89,048	Newpark Resources, Inc.	679,436
37,648	Oceaneering International, Inc.	581,662
79,829	SEACOR Holdings, Inc.	3,803,054
186,329	Superior Energy Services, Inc.	169,038

		8,526,625

Entertainment* – 0.2%
127,848	Glu Mobile, Inc.	953,746
24,583	IMAX Corp.	539,597

		1,493,343

Equity Real Estate Investment Trusts (REITs) – 6.4%
31,299	Alexander & Baldwin, Inc.	735,839
173,825	Cedar Realty Trust, Inc.	483,234
3,021	EastGroup Properties, Inc.	363,970
4,936	Essential Properties Realty Trust, Inc.	104,248
140,024	First Industrial Realty Trust, Inc.	5,347,517
69,649	Gladstone Commercial Corp.	1,480,738
11,975	Independence Realty Trust, Inc.	147,891
2,108	Investors Real Estate Trust	134,385
414,202	Lexington Realty Trust	4,088,174
127,100	National Storage Affiliates Trust	3,849,859
71,511	NexPoint Residential Trust, Inc.	3,086,415
206,211	Physicians Realty Trust	3,548,891
178,930	Piedmont Office Realty Trust, Inc. Class A	3,723,533
4,992	PS Business Parks, Inc.	873,600
29,163	Retail Value, Inc.	1,097,695
122,793	Rexford Industrial Realty, Inc.	5,083,630
201,134	RLJ Lodging Trust	3,475,596
97,048	Terreno Realty Corp.	4,741,765

		42,366,980

Food & Staples Retailing – 0.3%
19,397	Ingles Markets, Inc. Class A	610,617
23,153	Village Super Market, Inc. Class A	579,520
25,180	Weis Markets, Inc.	917,811

		2,107,948

Food Products – 1.9%
168,210	Darling Ingredients, Inc.*	3,419,709
10,845	Fresh Del Monte Produce, Inc.	328,929
69,808	Freshpet, Inc.*	3,151,831
30,404	Hostess Brands, Inc.*	429,304
24,602	J&J Snack Foods Corp.	4,572,036

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
9,024	John B. Sanfilippo & Son, Inc.	$ 784,276

		12,686,085

Gas Utilities – 0.1%
3,983	Northwest Natural Holding Co.	284,466
4,523	Southwest Gas Holdings, Inc.	402,140

		686,606

Health Care Equipment & Supplies – 1.6%
57,515	GenMark Diagnostics, Inc.*	360,044
13,493	Glaukos Corp.*	1,102,108
7,485	Haemonetics Corp.*	913,769
6,419	Mesa Laboratories, Inc.	1,615,534
25,078	Novocure Ltd.*	2,086,991
42,686	STAAR Surgical Co.*	1,251,127
6,573	SurModics, Inc.*	274,094
38,645	Tandem Diabetes Care, Inc.*	2,451,252
13,955	Varex Imaging Corp.*	443,630

		10,498,549

Health Care Providers & Services – 1.4%
8,415	BioTelemetry, Inc.*	395,084
52,661	Cross Country Healthcare, Inc.*	499,753
34,561	HealthEquity, Inc.*	2,833,311
12,216	R1 RCM, Inc.*	153,677
100,590	Tenet Healthcare Corp.*	2,370,906
26,112	The Ensign Group, Inc.	1,573,509
7,936	The Providence Service Corp.*	442,353
47,223	Triple-S Management Corp. Class B*	1,132,410

		9,401,003

Health Care Technology – 1.6%
280,053	Allscripts Healthcare Solutions, Inc.*	2,884,546
19,188	Computer Programs & Systems, Inc.	495,242
74,273	HMS Holdings Corp.*	2,592,128
41,333	NextGen Healthcare, Inc.*	676,208
56,922	Omnicell, Inc.*	4,281,103

		10,929,227

Hotels, Restaurants & Leisure – 2.2%
1,805	Cracker Barrel Old Country Store, Inc.	313,547
20,709	Dave & Buster’s Entertainment, Inc.	841,821
115,567	Denny’s Corp.*	2,610,658
9,403	Everi Holdings, Inc.*	112,930
46,352	Fiesta Restaurant Group, Inc.*	442,662
8,551	PlayAGS, Inc.*	160,417
116,972	Scientific Games Corp. Class A*	2,392,077
91,251	SeaWorld Entertainment, Inc.*	2,789,543

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
49,532	Wingstop, Inc.	$ 4,734,764

		14,398,419

Household Durables – 1.6%
24,287	Bassett Furniture Industries, Inc.	310,388
21,028	Installed Building Products, Inc.*	1,120,372
115,120	KB Home	3,024,202
68,052	Meritage Homes Corp.*	4,274,346
46,602	Taylor Morrison Home Corp.*	1,049,477
11,066	TRI Pointe Group, Inc.*	151,493
14,280	Universal Electronics, Inc.*	611,470

		10,541,748

Household Products* – 0.0%
8,426	Central Garden & Pet Co. Class A	232,136

Independent Power and Renewable Electricity Producers – 0.1%
35,883	Atlantic Power Corp.*	85,760
4,922	Ormat Technologies, Inc.	322,637

		408,397

Industrial Conglomerates – 0.0%
6,661	Raven Industries, Inc.	241,395

Insurance – 2.2%
154,797	American Equity Investment Life Holding Co.	3,993,763
41,074	Amerisafe, Inc.	2,672,275
58,423	Argo Group International Holdings Ltd.	3,998,470
18,908	FBL Financial Group, Inc. Class A	1,185,532
3,207	Goosehead Insurance, Inc. Class A	144,347
18,025	National General Holdings Corp.	445,758
1,889	National Western Life Group, Inc. Class A	508,141
1,187	Safety Insurance Group, Inc.	117,109
8,140	Stewart Information Services Corp.	307,936
42,070	Trupanion, Inc.*(a)	1,352,971

		14,726,302

Interactive Media & Services* – 0.4%
60,020	Cars.com, Inc.	1,140,380
84,828	Liberty TripAdvisor Holdings, Inc. Class A	979,763
21,411	Yelp, Inc.	750,456

		2,870,599

Internet & Direct Marketing Retail – 0.4%
11,856	Expedia Group, Inc.	1,573,765
38,363	Groupon, Inc.*	120,843
20,389	Shutterstock, Inc.	782,326

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
4,010	Stamps.com, Inc.*	$ 191,478

		2,668,412

IT Services – 0.9%
7,247	I3 Verticals, Inc. Class A*	207,047
156,870	Perspecta, Inc.	3,659,777
9,152	Presidio, Inc.	128,128
63,703	Sykes Enterprises, Inc.*	1,802,158

		5,797,110

Leisure Products – 0.6%
166,171	American Outdoor Brands Corp.*	1,601,889
6,293	Johnson Outdoors, Inc. Class A	427,861
4,406	Malibu Boats, Inc. Class A*	132,753
39,775	MasterCraft Boat Holdings, Inc.*	660,265
124,887	Vista Outdoor, Inc.*	899,186

		3,721,954

Life Sciences Tools & Services* – 0.1%
31,590	Fluidigm Corp.	371,182

Machinery – 4.3%
51,871	Albany International Corp. Class A	4,460,387
16,378	Barnes Group, Inc.	852,311
37,846	Columbus McKinnon Corp.	1,454,800
29,436	EnPro Industries, Inc.	2,091,133
11,180	ESCO Technologies, Inc.	934,201
6,604	Federal Signal Corp.	205,715
58,198	Franklin Electric Co., Inc.	2,727,158
23,545	Hillenbrand, Inc.	793,231
10,938	Hurco Cos., Inc.	373,970
58,582	Kennametal, Inc.	2,025,766
6,301	Miller Industries, Inc.	196,717
3,089	Proto Labs, Inc.*	321,565
9,691	RBC Bearings, Inc.*	1,576,629
14,616	Rexnord Corp.*	428,103
71,586	SPX FLOW, Inc.*	2,903,528
4,466	Tennant Co.	339,907
93,701	TriMas Corp.*	2,810,093
44,971	Watts Water Technologies, Inc. Class A	4,174,658

		28,669,872

Media – 1.2%
48,343	Central European Media Enterprises Ltd. Class A*	227,212
12,990	Liberty Latin America Ltd. Class A*	212,906
6,853	Loral Space & Communications, Inc.*	252,122
27,146	Meredith Corp.	1,489,230
91,204	MSG Networks, Inc. Class A*	1,731,964
151,801	New Media Investment Group, Inc.	1,634,897
24,025	TechTarget Inc.*	553,055

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
109,574	The E.W. Scripps Co. Class A	$ 1,679,769

		7,781,155

Metals & Mining – 1.5%
50,368	Carpenter Technology Corp.	2,267,064
4,257	Haynes International, Inc.	126,688
22,064	Kaiser Aluminum Corp.	2,124,101
51,000	Materion Corp.	3,168,630
46,004	Schnitzer Steel Industries, Inc. Class A	1,225,087
22,813	Worthington Industries, Inc.	917,539

		9,829,109

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
373,321	Anworth Mortgage Asset Corp. (b)	1,437,286
11,172	Great Ajax Corp.	155,402

		1,592,688

Multi-Utilities – 1.0%
89,247	Avista Corp.	4,108,039
43,421	Unitil Corp.	2,543,168

		6,651,207

Oil, Gas & Consumable Fuels – 4.2%
33,078	Arch Coal, Inc. Class A	2,949,234
74,038	Clean Energy Fuels Corp.*	197,681
52,698	CONSOL Energy, Inc.*	1,132,480
68,996	CVR Energy, Inc.	3,661,618
121,732	Delek US Holdings, Inc.	5,244,214
567,513	Denbury Resources, Inc.*	641,290
181,903	DHT Holdings, Inc.	1,027,752
152,844	GasLog Ltd.	2,176,499
136,955	Golar LNG Ltd.	2,320,018
90,035	Green Plains, Inc.	908,453
33,045	International Seaways, Inc.*	562,095
67,012	Peabody Energy Corp.	1,411,273
66,944	Renewable Energy Group, Inc.*	909,769
59,170	Scorpio Tankers, Inc.	1,550,846
27,421	Teekay Corp.(a)	125,040
13,485	Whiting Petroleum Corp.*	238,415
68,459	World Fuel Services Corp.	2,672,639

		27,729,316

Paper & Forest Products – 0.9%
73,071	Boise Cascade Co.	1,972,917
127,382	Louisiana-Pacific Corp.	3,329,766
28,801	PH Glatfelter Co.	470,032

		5,772,715

Pharmaceuticals – 0.7%
1,445	ANI Pharmaceuticals, Inc.*	122,233
52,885	Assertio Therapeutics, Inc.*	181,396
81,794	Mallinckrodt PLC*	557,017
9,606	Pacira BioSciences, Inc.*	421,607

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
23,154	Phibro Animal Health Corp. Class A	$ 720,784
67,850	Prestige Consumer Healthcare, Inc.*	2,347,610

		4,350,647

Professional Services – 3.3%
11,405	Barrett Business Services, Inc.	997,938
15,722	CRA International, Inc.	682,649
25,931	Heidrick & Struggles International, Inc.	770,151
20,867	Huron Consulting Group, Inc.*	1,272,261
38,738	Insperity, Inc.	4,119,786
24,706	Kelly Services, Inc. Class A	687,568
87,701	Kforce, Inc.	2,989,727
94,996	Korn Ferry	3,731,443
49,676	Navigant Consulting, Inc.	1,210,107
26,088	Resources Connection, Inc.	459,149
45,782	TriNet Group, Inc.*	3,366,808
77,324	TrueBlue, Inc.*	1,528,696

		21,816,283

Real Estate Management & Development – 0.3%
88,344	Kennedy-Wilson Holdings, Inc.	1,901,163
14,173	Newmark Group, Inc. Class A	139,746

		2,040,909

Road & Rail – 0.6%
27,741	Avis Budget Group, Inc.*	1,009,495
30,105	Covenant Transportation Group, Inc. Class A*	507,269
35,730	Heartland Express, Inc.	708,883
90,515	Marten Transport Ltd.	1,816,636

		4,042,283

Semiconductors & Semiconductor Equipment – 3.2%
15,733	Ambarella, Inc.*	785,863
58,925	Amkor Technology, Inc.*	543,878
6,019	Axcelis Technologies, Inc.*	96,605
32,328	Cirrus Logic, Inc.*	1,585,688
86,790	Diodes, Inc.*	3,697,254
38,129	Enphase Energy, Inc.*	1,073,331
84,173	Inphi Corp.*	5,068,056
23,388	Lattice Semiconductor Corp.*	452,324
46,079	MaxLinear, Inc.*	1,012,816
75,467	NeoPhotonics Corp.*	346,394
280,025	Rambus, Inc.*	3,489,112
29,148	Semtech Corp.*	1,541,055
68,234	Xperi Corp.	1,456,796

		21,149,172

Software – 3.0%
22,074	ACI Worldwide, Inc.*	740,803
39,412	Avaya Holdings Corp.*	474,521

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
85,832	Bottomline Technologies DE, Inc.*	$ 3,612,669
97,814	Box, Inc. Class A*	1,617,844
22,293	CommVault Systems, Inc.*	1,012,994
74,520	Cornerstone OnDemand, Inc.*	4,411,584
6,263	Everbridge, Inc.*	640,705
7,287	Five9, Inc.*	359,759
1,195	MicroStrategy, Inc. Class A*	163,392
20,080	Mitek Systems, Inc.*	201,603
95,657	MobileIron, Inc.*	660,033
47,368	Progress Software Corp.	2,050,561
8,683	SPS Commerce, Inc.*	971,020
62,653	SVMK, Inc.*	1,063,221
3,413	Upland Software, Inc.*	150,138
5,845	Varonis Systems, Inc.*	420,314
29,864	Workiva, Inc.*	1,716,881

		20,268,042

Specialty Retail – 4.5%
9,744	Aaron’s, Inc.	614,359
78,963	Abercrombie & Fitch Co. Class A	1,494,770
20,534	America’s Car-Mart, Inc.*	1,851,345
11,252	American Eagle Outfitters, Inc.	199,048
33,980	Asbury Automotive Group, Inc.*	3,128,878
20,817	Barnes & Noble Education, Inc.*	72,860
42,913	Boot Barn Holdings, Inc.*	1,342,748
62,384	Citi Trends, Inc.	957,594
22,359	Genesco, Inc.*	880,497
46,527	Group 1 Automotive, Inc.	3,906,407
18,127	Hudson Ltd. Class A*	231,663
50,992	Monro, Inc.	4,294,036
47,862	Murphy USA, Inc.*	4,229,086
139,831	Office Depot, Inc.	285,255
32,986	Rent-A-Center, Inc.*	891,612
149,351	Sally Beauty Holdings, Inc.*	2,052,083
28,066	Sleep Number Corp.*	1,380,005
46,947	Sonic Automotive, Inc. Class A	1,294,329
22,475	The Cato Corp. Class A	322,966
15,813	The Container Store Group, Inc.*	96,617
41,866	Tilly’s, Inc. Class A	342,883

		29,869,041

Textiles, Apparel & Luxury Goods* – 0.3%
11,977	Deckers Outdoor Corp.	1,871,766
9,384	Kontoor Brands, Inc.	275,233
10,222	Vera Bradley, Inc.	120,108

		2,267,107

Thrifts & Mortgage Finance – 2.2%
21,020	Federal Agricultural Mortgage Corp. Class C	1,624,215
5,712	First Defiance Financial Corp.	164,049
135,893	NMI Holdings, Inc. Class A*	3,381,018

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
11,474	Provident Financial Services, Inc.	$ 277,441
181,264	Radian Group, Inc.	4,132,819
135,788	TrustCo Bank Corp. NY	1,099,883
52,598	United Community Financial Corp.	535,448
74,279	WSFS Financial Corp.	3,147,201

		14,362,074

Tobacco – 0.5%
18,377	Universal Corp.	1,093,432
192,377	Vector Group Ltd.	2,221,954

		3,315,386

Trading Companies & Distributors – 1.1%
102,640	BMC Stock Holdings, Inc.*	2,170,836
11,933	DXP Enterprises, Inc.*	405,125
52,296	GMS, Inc.*	1,177,183
7,286	Herc Holdings, Inc.*	328,890
35,530	Kaman Corp.	2,252,602
20,359	MRC Global, Inc.*	318,415
8,129	Rush Enterprises, Inc. Class A	306,138
15,454	Titan Machinery, Inc.*	320,516

		7,279,705

Wireless Telecommunication Services – 0.2%
21,947	Shenandoah Telecommunications Co.	863,834
44,528	Spok Holdings, Inc.	578,419

		1,442,253

TOTAL COMMON STOCKS (Cost $596,422,101)		$631,900,517

Shares	Dividend Rate	Value

Investment Company(b) – 3.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,299,012	2.272%	$ 23,299,012
(Cost $23,299,012)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $619,721,113)		$655,199,529

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,843,384	2.272%	$ 1,843,384
(Cost $1,843,384)

TOTAL INVESTMENTS – 98.9% (Cost $621,564,497)		$657,042,913

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		7,603,012

NET ASSETS – 100.0%		$664,645,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	283	09/20/19	$22,310,305	$441,732

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 2.6%
189,723	Aerojet Rocketdyne Holdings, Inc.*	$ 8,104,967
5,842	Aerovironment, Inc.*	320,434
132,948	Astronics Corp.*	4,897,804
179,733	Kratos Defense & Security Solutions, Inc.*	4,430,418
88,205	Mercury Systems, Inc.*	7,190,472
59,093	Moog, Inc. Class A	4,813,716
78,155	Wesco Aircraft Holdings, Inc.*	822,972

		30,580,783

Air Freight & Logistics* – 0.3%
180,299	Echo Global Logistics, Inc.	3,797,097
46,016	Radiant Logistics, Inc.	252,628

		4,049,725

Airlines – 0.2%
33,076	Mesa Air Group, Inc.*	338,698
3,873	SkyWest, Inc.	235,130
42,129	Spirit Airlines, Inc.*	1,787,533

		2,361,361

Auto Components* – 0.0%
5,384	Stoneridge, Inc.	175,357

Banks – 3.2%
19,069	1st Source Corp.	895,290
61,171	Amalgamated Bank Class A	1,049,694
28,797	Atlantic Capital Bancshares, Inc.*	529,577
196,630	Central Pacific Financial Corp.	5,794,686
17,624	Columbia Banking System, Inc.	664,601
73,061	CVB Financial Corp.	1,608,073
4,181	First Bancorp	154,446
21,990	First Commonwealth Financial Corp.	302,802
134,736	First Foundation, Inc.	2,026,429
14,618	First Internet Bancorp	308,147
75,253	Heritage Commerce Corp.	930,880
272,046	Hilltop Holdings, Inc.	6,170,003
7,304	Independent Bank Corp.	158,789
12,462	Independent Bank Group, Inc.	707,966
157,835	International Bancshares Corp.	5,939,331
12,230	Investors Bancorp, Inc.	138,933
132,016	National Bank Holdings Corp. Class A	4,789,541
15,753	Preferred Bank	853,655
35,239	Seacoast Banking Corp. of Florida*	952,863
23,024	The Bancorp, Inc.*	222,872
65,544	TriCo Bancshares	2,474,286
30,766	Triumph Bancorp, Inc.*	960,207

		37,633,071

Shares	Description	Value

Common Stocks – (continued)
Beverages – 1.1%
25,629	Coca-Cola Consolidated, Inc.	$ 7,522,880
49,167	National Beverage Corp.(a)	2,140,240
8,626	The Boston Beer Co., Inc. Class A*	3,384,152

		13,047,272

Biotechnology* – 12.9%
160,555	ACADIA Pharmaceuticals, Inc.	3,946,442
90,417	Acceleron Pharma, Inc.	3,947,606
41,914	Adverum Biotechnologies, Inc.	562,067
69,689	Affimed NV(a)	209,067
288,314	Amicus Therapeutics, Inc.	3,575,094
27,748	Anika Therapeutics, Inc.	1,528,637
68,315	Arena Pharmaceuticals, Inc.	4,281,984
18,517	ArQule, Inc.	186,837
191,426	Arrowhead Pharmaceuticals, Inc.(a)	5,562,840
22,805	Atara Biotherapeutics, Inc.	325,427
75,266	Audentes Therapeutics, Inc.	2,929,353
72,163	Avid Bioservices, Inc.	467,616
22,823	BioSpecifics Technologies Corp.	1,326,016
108,271	Blueprint Medicines Corp.	10,843,341
173,150	CareDx, Inc.	5,674,125
73,061	Coherus Biosciences, Inc.	1,228,886
34,402	Cyclerion Therapeutics, Inc.	319,595
119,785	Dicerna Pharmaceuticals, Inc.	1,632,670
120,907	Editas Medicine, Inc.(a)	3,052,902
36,953	Emergent BioSolutions, Inc.	1,631,105
53,840	Enanta Pharmaceuticals, Inc.	4,039,077
76,756	Epizyme, Inc.	1,017,785
84,010	Esperion Therapeutics, Inc.	3,334,357
49,876	Fate Therapeutics, Inc.	1,099,766
75,085	FibroGen, Inc.	3,548,517
26,656	G1 Therapeutics, Inc.	661,335
20,606	Genomic Health, Inc.	1,503,620
109,709	Global Blood Therapeutics, Inc.	6,012,053
15,679	GlycoMimetics, Inc.	144,717
502,109	Halozyme Therapeutics, Inc.(b)	8,530,832
75,370	Insmed, Inc.	1,654,372
29,544	Intercept Pharmaceuticals, Inc.	1,856,840
138,196	Invitae Corp.	3,716,090
69,453	Iovance Biotherapeutics, Inc.	1,707,849
13,760	Kodiak Sciences, Inc.	169,386
92,500	Kura Oncology, Inc.	1,768,600
42,645	Minerva Neurosciences, Inc.	283,163
50,098	Mirati Therapeutics, Inc.	5,300,368
98,579	Myriad Genetics, Inc.	2,872,592
159,016	Natera, Inc.	4,385,661
226,195	Pieris Pharmaceuticals, Inc.	1,244,073
54,522	Portola Pharmaceuticals, Inc.	1,454,647
18,748	Precision BioSciences, Inc.	241,287
67,401	Prothena Corp. PLC	630,873
83,485	PTC Therapeutics, Inc.	4,021,472
67,959	Ra Pharmaceuticals, Inc.	2,313,324
95,579	Radius Health, Inc.	2,051,125
43,087	REGENXBIO, Inc.	1,913,494

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
132,317	Repligen Corp.	$ 12,489,402
43,378	Stemline Therapeutics, Inc.	575,626
23,767	Twist Bioscience Corp.	801,423
44,424	Ultragenyx Pharmaceutical, Inc.	2,676,990
160,055	Vanda Pharmaceuticals, Inc.	1,992,685
265,233	Veracyte, Inc.	7,524,660
164,288	Voyager Therapeutics, Inc.	3,615,979
70,044	Xencor, Inc.	3,083,337

		153,468,987

Building Products – 2.4%
8,451	American Woodmark Corp.*	717,067
321,714	Builders FirstSource, Inc.*	5,527,046
269,575	Continental Building Products, Inc.*	6,626,153
40,118	CSW Industrials, Inc.	2,832,732
204,493	JELD-WEN Holding, Inc.*	4,480,442
9,072	Quanex Building Products Corp.	168,921
137,847	Simpson Manufacturing Co., Inc.	8,513,431

		28,865,792

Capital Markets – 1.4%
149,561	Artisan Partners Asset Management, Inc. Class A	4,425,510
306,466	Brightsphere Investment Group, Inc.	3,279,186
50,463	Greenhill & Co., Inc.	837,686
71,350	Houlihan Lokey, Inc.	3,282,100
32,098	Oppenheimer Holdings, Inc. Class A	935,336
43,095	Piper Jaffray Cos.	3,331,243

		16,091,061

Chemicals – 2.6%
28,733	Chase Corp.	2,976,164
477,253	Ferro Corp.*	7,029,937
28,241	H.B. Fuller Co.	1,350,202
18,070	Innophos Holdings, Inc.	490,962
50,303	Kraton Corp.*	1,542,793
29,349	Minerals Technologies, Inc.	1,562,834
237,795	PolyOne Corp.	7,792,542
12,278	Quaker Chemical Corp.	2,300,774
6,047	Stepan Co.	599,560
125,539	Trinseo SA	4,872,169
65,845	Tronox Holdings PLC Class A	728,246

		31,246,183

Commercial Services & Supplies – 2.1%
20,737	Brady Corp. Class A	1,072,725
222,406	Covanta Holding Corp.	3,829,831
32,582	HNI Corp.	1,115,608
113,674	Kimball International, Inc. Class B	1,971,107
87,613	McGrath RentCorp	5,967,321
16,489	Mobile Mini, Inc.	559,967
132,753	Tetra Tech, Inc.	10,514,038

		25,030,597

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment* – 0.6%
398,285	Extreme Networks, Inc.	$ 3,242,040
245,924	Viavi Solutions, Inc.	3,607,705

		6,849,745

Construction & Engineering – 0.5%
32,013	Comfort Systems USA, Inc.	1,344,546
17,849	EMCOR Group, Inc.	1,506,277
278,781	Great Lakes Dredge & Dock Corp.*	2,991,320

		5,842,143

Consumer Finance* – 0.8%
230,001	Enova International, Inc.	6,198,527
69,146	Green Dot Corp. Class A	3,505,011

		9,703,538

Distributors – 0.3%
102,833	Core-Mark Holding Co., Inc.	3,849,039

Diversified Consumer Services – 1.4%
24,222	American Public Education, Inc.*	799,810
210,004	Chegg, Inc.*	9,433,380
31,853	Collectors Universe, Inc.	755,235
110,368	K12, Inc.*	3,294,485
10,156	Strategic Education, Inc.	1,807,666

		16,090,576

Diversified Financial Services – 0.1%
11,446	Cannae Holdings, Inc.*	331,362
16,424	FGL Holdings	133,855
57,357	On Deck Capital, Inc.*	205,338

		670,555

Diversified Telecommunication Services – 1.1%
151,019	Cogent Communications Holdings, Inc.	9,515,707
14,809	Ooma, Inc.*	192,962
501,120	ORBCOMM, Inc.*	2,936,563

		12,645,232

Electric Utilities – 0.6%
19,387	Otter Tail Corp.	1,034,878
106,991	Portland General Electric Co.	5,868,456

		6,903,334

Electrical Equipment* – 0.1%
43,183	Thermon Group Holdings, Inc.	1,094,257
10,253	Vicor Corp.	303,079

		1,397,336

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.5%
51,786	Belden, Inc.	$ 2,354,191
24,254	Benchmark Electronics, Inc.	656,313
7,958	CTS Corp.	250,836
27,782	ePlus, Inc.*	2,108,654
52,811	Fabrinet*	2,834,894
5,976	II-VI, Inc.*	237,247
115,682	Insight Enterprises, Inc.*	6,364,824
31,160	Iteris, Inc.*	168,576
63,073	Itron, Inc.*	3,910,526
20,096	Napco Security Technologies, Inc.*	581,779
49,047	Novanta, Inc.*	4,124,362
39,757	OSI Systems, Inc.*	4,475,048
19,815	PC Connection, Inc.	648,149
27,583	Rogers Corp.*	4,376,319
80,308	Sanmina Corp.*	2,549,779
15,652	Tech Data Corp.*	1,586,174
49,779	Vishay Intertechnology, Inc.	846,243
84,955	Vishay Precision Group, Inc.*	3,461,067

		41,534,981

Energy Equipment & Services* – 0.6%
108,986	Matrix Service Co.	2,002,073
100,199	SEACOR Holdings, Inc.	4,773,480

		6,775,553

Entertainment* – 0.4%
449,960	Glu Mobile, Inc.(b)	3,356,702
80,294	IMAX Corp.	1,762,453

		5,119,155

Equity Real Estate Investment Trusts (REITs) – 3.4%
34,532	EastGroup Properties, Inc.	4,160,416
58,351	Essential Properties Realty Trust, Inc.	1,232,373
190,411	First Industrial Realty Trust, Inc.	7,271,796
27,755	Gladstone Commercial Corp.	590,071
261,556	National Storage Affiliates Trust	7,922,531
116,205	NexPoint Residential Trust, Inc.	5,015,408
7,245	PS Business Parks, Inc.	1,267,875
6,439	Retail Value, Inc.	242,364
160,152	Rexford Industrial Realty, Inc.	6,630,293
125,913	Terreno Realty Corp.	6,152,109

		40,485,236

Food Products – 1.3%
49,354	Darling Ingredients, Inc.*	1,003,367
141,089	Freshpet, Inc.*	6,370,168
42,366	J&J Snack Foods Corp.	7,873,298
8,729	John B. Sanfilippo & Son, Inc.	758,637

		16,005,470

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 0.3%
25,861	Northwest Natural Holding Co.	$ 1,846,993
22,710	Southwest Gas Holdings, Inc.*	2,019,146

		3,866,139

Health Care Equipment & Supplies – 4.9%
33,659	AtriCure, Inc.*	1,079,781
36,745	CryoLife, Inc.*	1,058,991
218,212	GenMark Diagnostics, Inc.*	1,366,007
60,402	Glaukos Corp.*	4,933,635
70,041	Haemonetics Corp.*	8,550,605
16,463	Integer Holdings Corp.*	1,441,006
36,976	LivaNova PLC*	2,849,001
99,973	Meridian Bioscience, Inc.	1,194,677
19,596	Mesa Laboratories, Inc.	4,931,921
124,534	Novocure Ltd.*	10,363,720
57,238	NuVasive, Inc.*	3,812,051
27,524	Quidel Corp.*	1,624,742
128,067	STAAR Surgical Co.*	3,753,644
49,082	SurModics, Inc.*	2,046,719
106,703	Tandem Diabetes Care, Inc.*	6,768,171
1,635	Utah Medical Products, Inc.	148,769
77,798	Varex Imaging Corp.*	2,473,199

		58,396,639

Health Care Providers & Services – 3.0%
66,361	BioTelemetry, Inc.*	3,115,649
29,293	CorVel Corp.*	2,495,764
131,418	HealthEquity, Inc.*	10,773,648
2,164	Magellan Health, Inc.*	152,216
9,388	National Research Corp.	632,939
232,257	R1 RCM, Inc.*	2,921,793
275,748	Tenet Healthcare Corp.*	6,499,380
101,784	The Ensign Group, Inc.	6,133,504
22,364	The Providence Service Corp.*	1,246,569
76,185	Triple-S Management Corp. Class B*	1,826,923

		35,798,385

Health Care Technology – 2.3%
453,233	Allscripts Healthcare Solutions, Inc.*	4,668,300
75,142	Castlight Health, Inc. Class B*	120,979
45,271	Computer Programs & Systems, Inc.	1,168,444
249,358	HMS Holdings Corp.*	8,702,594
43,940	Inovalon Holdings, Inc. Class A*	659,100
125,230	NextGen Healthcare, Inc.*	2,048,763
132,015	Omnicell, Inc.*	9,928,848
14,923	Simulations Plus, Inc.	579,311

		27,876,339

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.2%
31,051	Cracker Barrel Old Country Store, Inc.	$ 5,393,869
8,218	Dave & Buster’s Entertainment, Inc.	$334,062
289,481	Denny’s Corp.*	6,539,376
131,156	Everi Holdings, Inc.*	1,575,183
42,198	Fiesta Restaurant Group, Inc.*	402,991
48,810	PlayAGS, Inc.*	915,676
269,622	Scientific Games Corp. Class A*	5,513,770
249,892	SeaWorld Entertainment, Inc.*	7,639,198
26,152	The Habit Restaurants, Inc. Class A*	261,520
102,234	Wingstop, Inc.	9,772,548

		38,348,193

Household Durables – 1.4%
23,127	GoPro, Inc. Class A*	122,342
1,840	Helen of Troy Ltd.*	272,835
72,410	Installed Building Products, Inc.*	3,858,005
183,172	KB Home	4,811,928
54,437	Meritage Homes Corp.*	3,419,188
17,376	Skyline Champion Corp.*	495,216
8,815	Taylor Morrison Home Corp.*	198,514
24,682	TopBuild Corp.*	2,002,451
25,411	TRI Pointe Group, Inc.*	347,877
14,681	Universal Electronics, Inc.*	628,640

		16,156,996

Independent Power and Renewable Electricity Producers – 0.1%
20,686	Ormat Technologies, Inc.	1,355,967

Industrial Conglomerates – 0.1%
21,840	Raven Industries, Inc.	791,482

Insurance – 1.5%
229,329	American Equity Investment Life Holding Co.	5,916,688
6,786	AMERISAFE, Inc.	441,497
80,280	Argo Group International Holdings Ltd.	5,494,363
14,209	Goosehead Insurance, Inc. Class A	639,547
86,205	National General Holdings Corp.	2,131,850
91,053	Trupanion, Inc.*(a)	2,928,265

		17,552,210

Interactive Media & Services* – 0.6%
48,428	Cars.com, Inc.	920,132
244,433	Liberty TripAdvisor Holdings, Inc. Class A	2,823,201
35,659	QuinStreet, Inc.	580,885
79,647	Yelp, Inc.	2,791,628

		7,115,846

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.5%
13,320	Expedia Group, Inc.	$ 1,768,097
214,961	Groupon, Inc.*	677,127
29,385	Quotient Technology, Inc.*	$309,130
67,520	Shutterstock, Inc.	2,590,742

		5,345,096

IT Services – 1.2%
19,122	EVERTEC, Inc.	612,286
39,977	I3 Verticals, Inc. Class A*	1,142,143
25,857	MAXIMUS, Inc.	1,900,748
247,694	Perspecta, Inc.	5,778,701
41,057	Science Applications International Corp.	3,505,036
33,123	Sykes Enterprises, Inc.*	937,050

		13,875,964

Leisure Products – 0.3%
107,892	American Outdoor Brands Corp.*	1,040,079
4,072	Johnson Outdoors, Inc. Class A	276,855
30,871	Malibu Boats, Inc. Class A*	930,143
85,852	MasterCraft Boat Holdings, Inc.*	1,425,143
52,718	Vista Outdoor, Inc.*	379,570

		4,051,790

Life Sciences Tools & Services* – 0.3%
154,457	Fluidigm Corp.	1,814,870
28,524	Medpace Holdings, Inc.	2,246,550

		4,061,420

Machinery – 4.4%
106,856	Albany International Corp. Class A	9,188,547
62,982	Barnes Group, Inc.	3,277,583
81,597	Columbus McKinnon Corp.	3,136,589
58,782	EnPro Industries, Inc.	4,175,873
65,371	Federal Signal Corp.	2,036,307
91,396	Franklin Electric Co., Inc.	4,282,817
53,581	Hillenbrand, Inc.	1,805,144
52,370	Kennametal, Inc.	1,810,955
24,702	Mueller Industries, Inc.	745,753
23,024	Proto Labs, Inc.*	2,396,798
35,870	RBC Bearings, Inc.*	5,835,690
24,928	Rexnord Corp.*	730,141
32,275	SPX FLOW, Inc.*	1,309,074
27,426	Tennant Co.	2,087,393
45,061	TriMas Corp.*	1,351,379
80,461	Watts Water Technologies, Inc. Class A	7,469,195

		51,639,238

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.5%
114,206	Central European Media Enterprises Ltd. Class A*	$ 536,768
17,863	Loral Space & Communications, Inc.*	657,180
40,739	Meredith Corp.	2,234,941
74,248	TechTarget Inc.*	1,709,189
61,602	The E.W. Scripps Co. Class A	944,359

		6,082,437

Metals & Mining – 1.2%
29,159	Carpenter Technology Corp.	1,312,447
15,892	Compass Minerals International, Inc.	887,568
67,014	Kaiser Aluminum Corp.	6,451,438
68,196	Materion Corp.	4,237,017
46,113	Worthington Industries, Inc.	1,854,665

		14,743,135

Oil, Gas & Consumable Fuels – 2.1%
6,384	Arch Coal, Inc. Class A	569,197
66,773	CONSOL Energy, Inc.*	1,434,952
127,221	CVR Energy, Inc.	6,751,618
178,588	Delek US Holdings, Inc.	7,693,571
236,366	GasLog Ltd.	3,365,852
152,344	Golar LNG Ltd.	2,580,707
12,454	Green Plains, Inc.	125,661
133,350	Renewable Energy Group, Inc.*	1,812,227
24,539	Scorpio Tankers, Inc.	643,167

		24,976,952

Paper & Forest Products – 0.7%
97,636	Boise Cascade Co.	2,636,172
201,348	Louisiana-Pacific Corp.	5,263,237

		7,899,409

Pharmaceuticals – 1.3%
27,558	Aerie Pharmaceuticals, Inc.*	597,182
72,715	Amneal Pharmaceuticals, Inc.*	266,137
28,681	ANI Pharmaceuticals, Inc.*	2,426,126
24,114	Chiasma, Inc.*	132,386
36,290	Collegium Pharmaceutical, Inc.*	398,101
35,303	Intersect ENT, Inc.*	697,940
59,528	Mallinckrodt PLC*	405,386
36,395	MyoKardia, Inc.*	1,980,980
63,712	Pacira BioSciences, Inc.*	2,796,319
129,294	Phibro Animal Health Corp. Class A	4,024,922
62,148	Prestige Consumer Healthcare, Inc.*	2,150,321

		15,875,800

Professional Services – 3.3%
23,044	Barrett Business Services, Inc.	2,016,350
13,734	CRA International, Inc.	596,330
23,329	Heidrick & Struggles International, Inc.	692,871

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
16,877	Huron Consulting Group, Inc.*	$ 1,028,991
84,458	Insperity, Inc.	8,982,108
11,299	Kelly Services, Inc. Class A	314,451
155,341	Kforce, Inc.	5,295,575
208,326	Korn Ferry	8,183,045
28,104	Resources Connection, Inc.	494,631
126,536	TriNet Group, Inc.*	9,305,458
125,565	TrueBlue, Inc.*	2,482,420

		39,392,230

Real Estate Management & Development – 0.5%
223,156	Kennedy-Wilson Holdings, Inc.	4,802,317
88,728	Newmark Group, Inc. Class A	874,858

		5,677,175

Road & Rail – 0.6%
84,129	Avis Budget Group, Inc.*	3,061,454
109,195	Heartland Express, Inc.	2,166,429
97,756	Marten Transport Ltd.	1,961,963

		7,189,846

Semiconductors & Semiconductor Equipment – 3.9%
43,609	Ambarella, Inc.*	2,178,270
25,141	Cirrus Logic, Inc.*	1,233,166
169,930	Diodes, Inc.*	7,239,018
131,709	Enphase Energy, Inc.*	3,707,608
17,525	FormFactor, Inc.*	294,069
172,961	Inphi Corp.*	10,413,982
196,826	Lattice Semiconductor Corp.*	3,806,615
102,453	MaxLinear, Inc.*	2,251,917
274,680	Rambus, Inc.*	3,422,513
83,127	Semtech Corp.*	4,394,924
35,161	Silicon Laboratories, Inc.*	3,945,416
131,626	Xperi Corp.	2,810,215

		45,697,713

Software – 7.5%
214,343	ACI Worldwide, Inc.*	7,193,351
10,017	Agilysys, Inc.*	245,717
23,718	Alarm.com Holdings, Inc.*	1,183,765
52,965	American Software, Inc. Class A	705,494
28,642	Blackbaud, Inc.	2,606,422
19,743	Blackline, Inc.*	880,538
186,408	Bottomline Technologies DE, Inc.*	7,845,913
278,320	Box, Inc. Class A*	4,603,413
96,793	CommVault Systems, Inc.*	4,398,274
163,038	Cornerstone OnDemand, Inc.*	9,651,850
49,341	Everbridge, Inc.*	5,047,584
70,907	Five9, Inc.*	3,500,679
14,969	MicroStrategy, Inc. Class A*	2,046,711
110,856	Mitek Systems, Inc.*	1,112,994
280,618	MobileIron, Inc.*	1,936,264
33,241	Model N, Inc.*	726,648
145,596	Progress Software Corp.	6,302,851

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
43,268	PROS Holdings, Inc.*	$ 3,130,873
14,426	QAD, Inc. Class A	622,338
13,852	Qualys, Inc.*	1,199,029
10,430	Rapid7, Inc.*	632,580
23,383	SailPoint Technologies Holding, Inc.*	$494,317
31,057	SPS Commerce, Inc.*	3,473,104
246,666	SVMK, Inc.*	4,185,922
36,805	Tenable Holdings, Inc.*	922,333
50,357	Upland Software, Inc.*	2,215,204
39,021	Varonis Systems, Inc.*	2,806,000
49,552	Verint Systems, Inc.*	2,867,574
104,080	Workiva, Inc.*	5,983,559

		88,521,301

Specialty Retail – 4.0%
14,490	Aaron’s, Inc.	913,595
40,498	America’s Car-Mart, Inc.*	3,651,300
97,191	American Eagle Outfitters, Inc.	1,719,309
77,332	Asbury Automotive Group, Inc.*	7,120,731
95,211	Boot Barn Holdings, Inc.*	2,979,152
52,175	Citi Trends, Inc.	800,886
71,122	Group 1 Automotive, Inc.	5,971,403
114,432	Hudson Ltd. Class A*	1,462,441
111,427	Monro, Inc.	9,383,268
74,590	Murphy USA, Inc.*	6,590,772
44,480	Rent-A-Center, Inc.*	1,202,294
75,266	Sally Beauty Holdings, Inc.*	1,034,155
84,682	Sleep Number Corp.*	4,163,814
21,388	Sonic Automotive, Inc. Class A	589,667
42,912	Tilly’s, Inc. Class A	351,449

		47,934,236

Textiles, Apparel & Luxury Goods – 0.8%
36,865	Crocs, Inc.*	842,365
48,174	Deckers Outdoor Corp.*	7,528,633
15,401	Kontoor Brands, Inc.*	451,711
16,967	Wolverine World Wide, Inc.	460,654

		9,283,363

Thrifts & Mortgage Finance – 0.8%
4,482	Federal Agricultural Mortgage Corp. Class C	346,324
289,218	NMI Holdings, Inc. Class A*	7,195,744
6,562	PCSB Financial Corp.	127,565
45,337	WSFS Financial Corp.	1,920,929

		9,590,562

Tobacco – 0.3%
298,176	Vector Group Ltd.	3,443,933

Trading Companies & Distributors – 0.9%
131,678	BMC Stock Holdings, Inc.*	2,784,989
82,351	GMS, Inc.*	1,853,721
25,898	Herc Holdings, Inc.*	1,169,036
76,022	Kaman Corp.	4,819,795

		10,627,541

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.0%
4,066	The York Water Co.	$ 146,254

Wireless Telecommunication Services – 0.2%
50,717	Shenandoah Telecommunications Co.	1,996,221

TOTAL COMMON STOCKS (Cost $1,051,959,528)		$1,141,731,894

Shares	Dividend Rate	Value

Investment Company(c) – 2.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
31,603,050	2.272%	$ 31,603,050
(Cost $31,603,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,083,562,578)		$1,173,334,944

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,091,465	2.272%	$ 7,091,465
(Cost $7,091,465)

TOTAL INVESTMENTS – 99.5% (Cost $1,090,654,043)		$1,180,426,409

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		6,040,084

NET ASSETS – 100.0%		$1,186,466,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	483	09/20/19	$38,077,305	$295,633

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Aerospace & Defense – 0.7%
4,620	AAR Corp.	$ 193,393
25,258	Aerojet Rocketdyne Holdings, Inc.*	1,079,022
9,634	Astronics Corp.*	354,917
10,370	Ducommun, Inc.*	437,096
10,331	Moog, Inc. Class A	841,563
70,076	Wesco Aircraft Holdings, Inc.*	737,900

		3,643,891

Air Freight & Logistics* – 0.6%
19,667	Atlas Air Worldwide Holdings, Inc.	897,799
75,089	Echo Global Logistics, Inc.	1,581,374
44,769	Radiant Logistics, Inc.	245,782

		2,724,955

Airlines – 0.4%
15,379	Mesa Air Group, Inc.*	157,481
31,644	SkyWest, Inc.	1,921,107

		2,078,588

Auto Components* – 0.1%
9,955	Cooper-Standard Holdings, Inc.	492,573

Banks – 19.0%
60,825	1st Source Corp.	2,855,734
26,906	Allegiance Bancshares, Inc.*	902,965
47,955	Amalgamated Bank Class A	822,908
8,381	Ameris Bancorp	333,312
6,346	Arrow Financial Corp.	211,068
62,297	Atlantic Capital Bancshares, Inc.*	1,145,642
15,300	Banner Corp.	906,678
169,047	Boston Private Financial Holdings, Inc.	1,950,802
20,045	Bridge Bancorp, Inc.	585,514
37,209	Cadence BanCorp.	637,762
10,571	Capital City Bank Group, Inc.	272,943
37,181	Cathay General Bancorp	1,383,877
6,981	CBTX, Inc.	210,407
15,790	CenterState Bank Corp.	384,013
92,683	Central Pacific Financial Corp.	2,731,368
4,071	Civista Bancshares, Inc.	90,254
91,197	Columbia Banking System, Inc.	3,439,039
182,542	CVB Financial Corp.	4,017,749
3,855	Eagle Bancorp, Inc.	155,395
25,125	Equity Bancshares, Inc. Class A*	665,561
2,471	Esquire Financial Holdings, Inc.*	63,381
27,578	Financial Institutions, Inc.	849,127
186,369	First Bancorp	4,181,674
177,671	First Commonwealth Financial Corp.	2,446,530
29,831	First Financial Corp.	1,294,964
186,807	First Foundation, Inc.	2,809,577

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
25,551	First Internet Bancorp	$ 538,615
28,518	First Merchants Corp.	1,123,894
1,612	First Mid Bancshares, Inc.	54,937
40,507	First Midwest Bancorp, Inc.	876,166
2,492	German American Bancorp, Inc.	78,623
6,271	Great Southern Bancorp, Inc.	376,009
63,308	Heartland Financial USA, Inc.	3,044,482
87,688	Heritage Commerce Corp.	1,084,701
34,324	Heritage Financial Corp.	978,920
147,964	Hilltop Holdings, Inc.	3,355,824
65,732	Hope Bancorp, Inc.	969,547
32,452	Horizon Bancorp, Inc.	565,314
21,933	Independent Bank Corp.	476,823
21,186	Independent Bank Group, Inc.	1,203,577
93,685	International Bancshares Corp.	3,525,367
332,542	Investors Bancorp, Inc. (a)	3,777,677
65,878	Lakeland Bancorp, Inc.	1,079,082
12,772	Macatawa Bank Corp.	131,296
24,949	Mercantile Bank Corp.	838,286
9,660	Metropolitan Bank Holding Corp.*	405,430
79,066	National Bank Holdings Corp. Class A	2,868,515
18,640	NBT Bancorp, Inc.	721,368
12,115	Northeast Bank	265,924
7,059	Northrim BanCorp, Inc.	275,089
28,588	OFG Bancorp	646,946
30,603	Opus Bank	685,813
78,409	Pacific Premier Bancorp, Inc.	2,480,077
2,728	Parke Bancorp, Inc.	65,390
51,848	Peapack Gladstone Financial Corp.	1,474,039
15,386	Preferred Bank	833,767
5,852	QCR Holdings, Inc.	223,898
7,938	Republic Bancorp, Inc. Class A	379,198
51,517	Sandy Spring Bancorp, Inc.	1,877,280
4,680	SB One Bancorp	107,219
49,546	Seacoast Banking Corp. of Florida*	1,339,724
31,359	Sierra Bancorp	817,529
36,070	Simmons First National Corp. Class A	928,803
74,535	Southern National Bancorp of Virginia, Inc.	1,186,597
4,569	Stock Yards Bancorp, Inc.	174,764
148,564	The Bancorp, Inc.*	1,438,100
8,158	The First Bancshares, Inc.	270,927
55,717	Towne Bank	1,567,876
72,224	TriCo Bancshares	2,726,456
38,037	Triumph Bancorp, Inc.*	1,187,135
55,842	UMB Financial Corp.	3,811,775
48,813	Univest Financial Corp.	1,340,405
116,903	Valley National Bancorp	1,304,638
6,062	Washington Trust Bancorp, Inc.	304,494
81,835	WesBanco, Inc.	2,993,524

		94,130,084

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Beverages – 0.2%
3,044	Coca-Cola Consolidated, Inc.	$ 893,505

Biotechnology* – 1.9%
29,767	Anika Therapeutics, Inc.	1,639,864
5,575	Arrowhead Pharmaceuticals, Inc.	162,010
12,665	Avid Bioservices, Inc.	82,069
1,642	Blueprint Medicines Corp.	164,446
31,709	CareDx, Inc.	1,039,104
5,978	Coherus Biosciences, Inc.	100,550
4,385	Esperion Therapeutics, Inc.	174,041
38,916	Genomic Health, Inc.	2,839,701
22,474	Halozyme Therapeutics, Inc.	381,833
32,984	Myriad Genetics, Inc.	961,154
68,393	PDL BioPharma, Inc.	196,972
39,268	Prothena Corp. PLC	367,548
30,659	Veracyte, Inc.	869,796
10,628	Voyager Therapeutics, Inc.	233,922

		9,213,010

Building Products – 1.7%
11,255	Armstrong Flooring, Inc.*	94,092
86,849	Builders FirstSource, Inc.*	1,492,066
105,865	Continental Building Products, Inc.*	2,602,162
14,367	Griffon Corp.	234,900
57,705	JELD-WEN Holding, Inc.*	1,264,317
80,993	Quanex Building Products Corp.	1,508,090
17,727	Simpson Manufacturing Co., Inc.	1,094,819

		8,290,446

Capital Markets – 1.1%
10,126	Artisan Partners Asset Management, Inc. Class A	299,628
112,719	Brightsphere Investment Group, Inc.	1,206,093
4,187	GAMCO Investors, Inc. Class A	84,996
48,180	Oppenheimer Holdings, Inc. Class A	1,403,965
23,249	Piper Jaffray Cos.	1,797,148
2,987	Virtus Investment Partners, Inc.	320,087
5,867	Waddell & Reed Financial, Inc. Class A	102,673

		5,214,590

Chemicals – 2.6%
170,111	Ferro Corp.*	2,505,735
24,279	Innophos Holdings, Inc.	659,660
3,591	Innospec, Inc.	335,328
6,334	Kraton Corp.*	194,264
58,245	Minerals Technologies, Inc.	3,101,546
71,556	PolyOne Corp.	2,344,890
3,768	Stepan Co.	373,597
84,349	Trinseo SA	3,273,585
23,542	Tronox Holdings PLC Class A	260,375

		13,048,980

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 0.8%
12,889	HNI Corp.	$ 441,320
31,349	Matthews International Corp. Class A	1,070,568
10,402	McGrath RentCorp	708,480
19,323	Tetra Tech, Inc.	1,530,382

		3,750,750

Communications Equipment – 0.6%
27,824	Comtech Telecommunications Corp.	828,042
97,056	Harmonic, Inc.*	725,008
56,833	NetScout Systems, Inc.*	1,479,932

		3,032,982

Construction & Engineering* – 0.5%
54,922	Aegion Corp.	1,035,280
122,956	Great Lakes Dredge & Dock Corp.	1,319,318

		2,354,598

Consumer Finance* – 0.4%
58,608	Enova International, Inc.	1,579,486
4,728	Green Dot Corp. Class A	239,662
2,721	Regional Management Corp.	65,658

		1,884,806

Distributors – 0.2%
24,344	Core-Mark Holding Co., Inc.	911,196

Diversified Consumer Services – 0.9%
6,019	American Public Education, Inc.*	198,747
5,893	Carriage Services, Inc.	112,674
22,665	Collectors Universe, Inc.	537,387
58,810	K12, Inc.*	1,755,479
122,423	Laureate Education, Inc. Class A*	2,006,513

		4,610,800

Diversified Financial Services – 1.3%
34,032	Banco Latinoamericano de Comercio Exterior SA Class E	715,353
95,854	Cannae Holdings, Inc.*	2,774,973
270,021	FGL Holdings	2,200,671
139,388	On Deck Capital, Inc.*	499,009

		6,190,006

Diversified Telecommunication Services – 1.1%
2,898	ATN International, Inc.	163,070
40,262	Cogent Communications Holdings, Inc.	2,536,909

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
58,760	Iridium Communications, Inc.*	$ 1,494,854
234,631	ORBCOMM, Inc.*	1,374,938

		5,569,771

Electric Utilities – 1.8%
49,703	El Paso Electric Co.	3,293,321
14,436	Otter Tail Corp.	770,594
87,383	Portland General Electric Co. (a)	4,792,957

		8,856,872

Electrical Equipment – 0.1%
3,355	Encore Wire Corp.	184,257
3,203	Powell Industries, Inc.	118,479
13,304	Thermon Group Holdings, Inc.*	337,123

		639,859

Electronic Equipment, Instruments & Components – 4.0%
56,670	AVX Corp.	863,084
60,183	Belden, Inc.	2,735,919
36,899	Benchmark Electronics, Inc.	998,487
34,614	CTS Corp.	1,091,034
13,389	Fabrinet*	718,722
45,763	Insight Enterprises, Inc.*	2,517,880
30,469	PC Connection, Inc.	996,641
46,283	Sanmina Corp.*	1,469,485
36,786	Tech Data Corp.*	3,727,893
189,163	Vishay Intertechnology, Inc.	3,215,771
31,203	Vishay Precision Group, Inc.*	1,271,210

		19,606,126

Energy Equipment & Services – 2.2%
57,776	C&J Energy Services, Inc.*	632,070
19,228	Era Group, Inc.*	198,433
28,877	Exterran Corp.*	394,171
136,727	Forum Energy Technologies, Inc.*	358,225
79,168	FTS International, Inc.*	314,297
157,104	Helix Energy Solutions Group, Inc.*	1,376,231
75,276	Matrix Service Co.*	1,382,820
98,092	Nabors Industries Ltd.	290,352
69,483	Newpark Resources, Inc.*	530,155
121,791	Oceaneering International, Inc.*	1,881,671
4,268	Oil States International, Inc.*	63,679
57,211	SEACOR Holdings, Inc.*	2,725,532
367,651	Superior Energy Services, Inc.*	333,533
21,266	Tidewater, Inc.*	488,905

		10,970,074

Equity Real Estate Investment Trusts (REITs) – 8.6%
61,272	Alexander & Baldwin, Inc.	1,440,505
20,698	Ashford Hospitality Trust, Inc.	56,092
180,473	Cedar Realty Trust, Inc.	501,715
51,363	CorePoint Lodging, Inc.	602,488

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
19,259	Essential Properties Realty Trust, Inc.	$ 406,750
113,830	First Industrial Realty Trust, Inc.	4,347,168
15,425	Franklin Street Properties Corp.	124,325
110,461	Gladstone Commercial Corp.	2,348,401
18,737	Healthcare Realty Trust, Inc.	599,209
35,903	Independence Realty Trust, Inc.	443,402
14,221	Investors Real Estate Trust	906,589
362,861	Lexington Realty Trust	3,581,438
101,765	National Storage Affiliates Trust	3,082,462
64,363	NexPoint Residential Trust, Inc.	2,777,907
226,336	Physicians Realty Trust	3,895,242
179,984	Piedmont Office Realty Trust, Inc. Class A	3,745,467
39,605	Retail Value, Inc.	1,490,732
111,834	Rexford Industrial Realty, Inc.	4,629,928
205,891	RLJ Lodging Trust	3,557,796
78,846	Terreno Realty Corp.	3,852,416

		42,390,032

Food & Staples Retailing – 0.4%
23,708	Ingles Markets, Inc. Class A	746,328
13,925	Village Super Market, Inc. Class A	348,543
24,819	Weis Markets, Inc.	904,652

		1,999,523

Food Products – 1.4%
173,345	Darling Ingredients, Inc.*	3,524,104
192,401	Dean Foods Co.(b)	278,981
50,787	Fresh Del Monte Produce, Inc.	1,540,370
13,505	Freshpet, Inc.*	609,751
75,760	Hostess Brands, Inc.*	1,069,731

		7,022,937

Gas Utilities – 0.7%
24,536	Northwest Natural Holding Co.	1,752,361
16,653	Southwest Gas Holdings, Inc.	1,480,618

		3,232,979

Health Care Equipment & Supplies – 0.1%
391	Mesa Laboratories, Inc.	98,407
5,374	Tandem Diabetes Care, Inc.*	340,873

		439,280

Health Care Providers & Services – 0.2%
1,010	National Research Corp.	68,094
13,494	Tenet Healthcare Corp.*	318,053
22,826	Triple-S Management Corp. Class B*	547,364

		933,511

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.8%
186,272	Allscripts Healthcare Solutions, Inc.*	$ 1,918,602
26,397	Computer Programs & Systems, Inc.	681,306
19,618	HMS Holdings Corp.*	684,668
6,837	Omnicell, Inc.*	514,211

		3,798,787

Hotels, Restaurants & Leisure – 1.7%
115,257	Denny’s Corp.*	2,603,656
69,366	Fiesta Restaurant Group, Inc.*	662,445
42,265	Scientific Games Corp. Class A*	864,319
27,706	SeaWorld Entertainment, Inc.*	846,972
18,900	The Habit Restaurants, Inc. Class A*	189,000
31,547	Wingstop, Inc.	3,015,578

		8,181,970

Household Durables – 1.6%
9,080	Bassett Furniture Industries, Inc.	116,042
24,561	Ethan Allen Interiors, Inc.	505,465
1,581	Installed Building Products, Inc.*	84,236
59,371	KB Home	1,559,676
9,336	MDC Holdings, Inc.	337,403
53,838	Meritage Homes Corp.*	3,381,565
24,268	Taylor Morrison Home Corp.*	546,515
47,624	TRI Pointe Group, Inc.*	651,973
20,270	Universal Electronics, Inc.*	867,962

		8,050,837

Household Products* – 0.1%
18,221	Central Garden & Pet Co. Class A	501,989

Independent Power and Renewable Electricity Producers – 0.2%
69,401	Atlantic Power Corp.*	165,868
8,920	Ormat Technologies, Inc.	584,706
20,342	Pattern Energy Group, Inc. Class A	466,442

		1,217,016

Insurance – 3.2%
142,290	American Equity Investment Life Holding Co.	3,671,082
47,170	AMERISAFE, Inc.	3,068,880
52,566	Argo Group International Holdings Ltd.	3,597,617
22,196	FBL Financial Group, Inc. Class A	1,391,689

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
143,168	Genworth Financial, Inc. Class A*	$ 571,240
6,797	Goosehead Insurance, Inc. Class A	305,933
4,501	National General Holdings Corp.	111,310
4,694	National Western Life Group, Inc. Class A	1,262,686
4,171	Protective Insurance Corp. Class B	69,030
9,680	Safety Insurance Group, Inc.	955,029
27,795	Stewart Information Services Corp.	1,051,485

		16,055,981

Interactive Media & Services* – 0.1%
27,782	Cars.com, Inc.	527,858
21,296	The Meet Group, Inc.	73,258

		601,116

Internet & Direct Marketing Retail – 0.3%
5,875	Expedia Group, Inc.	779,847
16,048	Quotient Technology, Inc.*	168,825
12,645	Stamps.com, Inc.*	603,799

		1,552,471

IT Services – 1.2%
22,390	KBR, Inc.	590,648
136,881	Perspecta, Inc.	3,193,434
79,825	Sykes Enterprises, Inc.*	2,258,249

		6,042,331

Leisure Products – 0.7%
158,507	American Outdoor Brands Corp.*	1,528,008
31,242	Clarus Corp.	448,948
2,662	Johnson Outdoors, Inc. Class A	180,989
157,011	Vista Outdoor, Inc.*	1,130,479

		3,288,424

Machinery – 4.4%
30,199	Albany International Corp. Class A	2,596,812
19,289	Barnes Group, Inc.	1,003,799
2,811	CIRCOR International, Inc.*	106,818
32,448	Columbus McKinnon Corp.	1,247,301
33,315	EnPro Industries, Inc.	2,366,698
24,794	Federal Signal Corp.	772,333
29,344	Franklin Electric Co., Inc.	1,375,060
8,087	Hillenbrand, Inc.	272,451
6,584	Hurco Cos., Inc.	225,107
82,485	Kennametal, Inc.	2,852,331
14,027	Miller Industries, Inc.	437,923
10,684	Mueller Industries, Inc.	322,550
32,660	Rexnord Corp.*	956,611
65,016	SPX FLOW, Inc.*	2,637,049
60,424	TriMas Corp.*	1,812,116
32,514	Watts Water Technologies, Inc. Class A	3,018,275

		22,003,234

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Marine – 0.0%
20,415	Costamare, Inc.	$ 123,102

Media – 1.1%
13,670	Emerald Expositions Events, Inc.	145,722
25,056	Entravision Communications Corp. Class A	81,683
28,879	Liberty Latin America Ltd. Class A*	473,327
6,117	Meredith Corp.	335,579
61,069	MSG Networks, Inc. Class A*	1,159,700
10,456	National CineMedia, Inc.	74,447
111,276	New Media Investment Group, Inc.	1,198,442
10,858	Scholastic Corp.	371,018
119,755	The E.W. Scripps Co. Class A	1,835,844

		5,675,762

Metals & Mining – 2.2%
52,410	Carpenter Technology Corp.	2,358,974
26,778	Commercial Metals Co.	468,883
9,433	Haynes International, Inc.	280,726
29,508	Kaiser Aluminum Corp.	2,840,735
43,675	Materion Corp.	2,713,528
48,384	Schnitzer Steel Industries, Inc. Class A	1,288,466
26,709	Worthington Industries, Inc.	1,074,236

		11,025,548

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
356,195	Anworth Mortgage Asset Corp.	1,371,351
24,697	Exantas Capital Corp.	276,360
79,551	Great Ajax Corp.	1,106,554

		2,754,265

Multi-Utilities – 1.4%
85,316	Avista Corp.	3,927,095
49,891	Unitil Corp.	2,922,116

		6,849,211

Oil, Gas & Consumable Fuels – 6.3%
33,694	Arch Coal, Inc. Class A	3,004,157
11,148	Ardmore Shipping Corp.*	81,826
129,436	Clean Energy Fuels Corp.*	345,594
47,373	CONSOL Energy, Inc.*	1,018,046
54,860	CVR Energy, Inc.	2,911,420
100,382	Delek US Holdings, Inc.	4,324,457
366,722	Denbury Resources, Inc.*	414,396
212,750	DHT Holdings, Inc.	1,202,037
16,002	Diamond S Shipping, Inc.*	191,224
6,797	Dorian LPG Ltd.*	62,193
107,867	GasLog Ltd.	1,536,026

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
131,456	Golar LNG Ltd.	$ 2,226,865
135,554	Green Plains, Inc.	1,367,740
25,857	International Seaways, Inc.*	439,828
1,440	NACCO Industries, Inc. Class A	76,536
31,690	PDC Energy, Inc.*	910,454
100,941	Peabody Energy Corp.	2,125,817
85,205	Renewable Energy Group, Inc.*	1,157,936
3,995	REX American Resources Corp.*	298,027
67,729	Scorpio Tankers, Inc.	1,775,177
115,448	SRC Energy, Inc.*	471,028
87,499	Teekay Corp.(b)	398,995
77,028	Teekay Tankers Ltd. Class A*	94,744
44,725	W&T Offshore, Inc.*	200,815
42,815	Whiting Petroleum Corp.*	756,969
95,190	World Fuel Services Corp.	3,716,218

		31,108,525

Paper & Forest Products – 1.0%
32,029	Boise Cascade Co.	864,783
129,685	Louisiana-Pacific Corp.	3,389,966
55,767	PH Glatfelter Co.	910,117

		5,164,866

Pharmaceuticals – 0.5%
47,308	Mallinckrodt PLC*	322,167
12,472	Phibro Animal Health Corp. Class A	388,253
55,021	Prestige Consumer Healthcare, Inc.*	1,903,727

		2,614,147

Professional Services – 2.0%
1,404	Barrett Business Services, Inc.	122,850
7,286	CBIZ, Inc.*	170,274
11,891	CRA International, Inc.	516,307
20,311	Huron Consulting Group, Inc.*	1,238,362
14,593	Insperity, Inc.	1,551,965
41,884	Kelly Services, Inc. Class A	1,165,632
25,473	Kforce, Inc.	868,375
46,471	Korn Ferry	1,825,381
8,640	Navigant Consulting, Inc.	210,470
44,059	Resources Connection, Inc.	775,438
3,802	TriNet Group, Inc.*	279,599
54,113	TrueBlue, Inc.*	1,069,814

		9,794,467

Real Estate Management & Development – 0.7%
137,545	Kennedy-Wilson Holdings, Inc.	2,959,968
21,217	Newmark Group, Inc. Class A	209,200
14,244	Tejon Ranch Co.*	263,941

		3,433,109

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.5%
29,710	Covenant Transportation Group, Inc. Class A*	$ 500,613
5,948	Heartland Express, Inc.	118,008
22,013	Hertz Global Holdings, Inc.*	341,642
78,609	Marten Transport Ltd.	1,577,683

		2,537,946

Semiconductors & Semiconductor Equipment – 2.5%
11,332	Ambarella, Inc.*	566,033
77,454	Amkor Technology, Inc.*	714,901
22,511	Cirrus Logic, Inc.*	1,104,165
65,864	Diodes, Inc.*	2,805,806
3,265	FormFactor, Inc.*	54,787
46,395	Inphi Corp.*	2,793,443
52,785	NeoPhotonics Corp.*	242,283
224,903	Rambus, Inc.*	2,802,291
4,770	SMART Global Holdings, Inc.*	145,199
49,309	Xperi Corp.	1,052,747

		12,281,655

Software* – 0.5%
32,643	Avaya Holdings Corp.	393,022
14,368	Bottomline Technologies DE, Inc.	604,749
23,577	Cornerstone OnDemand, Inc.	1,395,758

		2,393,529

Specialty Retail – 4.7%
69,131	Abercrombie & Fitch Co. Class A	1,308,650
14,476	America’s Car-Mart, Inc.*	1,305,156
8,916	Asbury Automotive Group, Inc.*	820,985
51,707	Barnes & Noble Education, Inc.*	180,975
14,631	Boot Barn Holdings, Inc.*	457,804
37,627	Citi Trends, Inc.	577,574
26,884	Genesco, Inc.*	1,058,692
38,517	Group 1 Automotive, Inc.	3,233,887
7,128	MarineMax, Inc.*	110,056
31,512	Monro, Inc.	2,653,626
41,300	Murphy USA, Inc.*	3,649,268
375,216	Office Depot, Inc.	765,441
201,526	Sally Beauty Holdings, Inc.*	2,768,967
25,254	Sleep Number Corp.*	1,241,739
66,462	Sonic Automotive, Inc. Class A	1,832,357
53,118	The Cato Corp. Class A	763,306
31,378	The Container Store Group, Inc.*	191,720
65,356	Tilly’s, Inc. Class A	535,266

		23,455,469

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods* – 0.1%
14,911	Kontoor Brands, Inc.	$ 437,340
17,808	Vera Bradley, Inc.	209,244

		646,584

Thrifts & Mortgage Finance – 3.1%
16,932	Federal Agricultural Mortgage Corp. Class C	1,308,336
28,672	First Defiance Financial Corp.	823,460
20,705	Luther Burbank Corp.	231,068
10,033	Merchants Bancorp	179,490
31,938	Meridian Bancorp, Inc.	585,743
79,063	NMI Holdings, Inc. Class A*	1,967,087
39,297	Provident Financial Services, Inc.	950,202
192,718	Radian Group, Inc.(a)	4,393,970
8,398	Riverview Bancorp, Inc.	71,383
12,927	Sterling Bancorp, Inc.	126,943
1,996	Territorial Bancorp, Inc.	57,385
102,677	TrustCo Bank Corp. NY	831,684
27,745	United Community Financial Corp.	282,444
83,187	WSFS Financial Corp.	3,524,633

		15,333,828

Tobacco – 0.7%
27,452	Universal Corp.	1,633,394
167,739	Vector Group Ltd.	1,937,385

		3,570,779

Trading Companies & Distributors – 1.3%
19,980	Beacon Roofing Supply, Inc.*	723,875
112,084	BMC Stock Holdings, Inc.*	2,370,577
4,663	DXP Enterprises, Inc.*	158,309
49,111	GMS, Inc.*	1,105,489
18,489	Herc Holdings, Inc.*	834,594
37,947	MRC Global, Inc.*	593,491
11,484	Rush Enterprises, Inc. Class A	432,487
21,560	Titan Machinery, Inc.*	447,154

		6,665,976

Water Utilities – 0.0%
2,151	Artesian Resources Corp. Class A	77,393
3,173	The York Water Co.	114,133

		191,526

Wireless Telecommunication Services – 0.1%
35,092	Spok Holdings, Inc.	455,845

TOTAL COMMON STOCKS (Cost $463,002,991)		$481,497,019

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,925,252	2.272%	$ 7,925,252
(Cost $7,925,252)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $470,928,243)		$489,422,271

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
445,950	2.272%	$ 445,950
(Cost $445,950)

TOTAL INVESTMENTS – 98.9% (Cost $471,374,193)		$489,868,221

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		5,530,866

NET ASSETS – 100.0%		$495,399,087

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	113	09/20/19	$8,908,355	$275,580

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 2.7%
27,914	HEICO Corp.	$ 3,817,239
55,950	L3Harris Technologies, Inc.	11,615,220
4,033	Teledyne Technologies, Inc.*	1,174,732
33,870	The Boeing Co.	11,555,767

		28,162,958

Airlines – 1.1%
195,555	Delta Air Lines, Inc.	11,936,677

Automobiles – 1.2%
319,414	General Motors Co.	12,885,161

Banks – 5.0%
31,573	Bank of America Corp.	968,660
5,938	CIT Group, Inc.	300,166
81,945	Citizens Financial Group, Inc.	3,053,271
35,911	Comerica, Inc.	2,628,685
389,299	Fifth Third Bancorp	11,558,287
46,201	JPMorgan Chase & Co.	5,359,316
150,799	Popular, Inc.	8,679,990
38,148	Regions Financial Corp.	607,698
32,097	Signature Bank	4,091,084
27,404	SVB Financial Group*	6,356,906
61,012	Western Alliance Bancorp*	3,016,433
128,020	Zions Bancorp NA	5,769,861

		52,390,357

Beverages* – 0.6%
97,099	Monster Beverage Corp.	6,259,973

Biotechnology – 4.0%
212,422	AbbVie, Inc.	14,151,554
44,670	Alexion Pharmaceuticals, Inc.*	5,060,664
17,906	Biogen, Inc.*	4,258,405
209,092	Gilead Sciences, Inc.	13,699,708
63,035	Incyte Corp.*	5,352,932

		42,523,263

Building Products – 0.7%
166,476	Johnson Controls International PLC	7,065,241

Capital Markets – 0.6%
18,481	Northern Trust Corp.	1,811,138
17,442	S&P Global, Inc.	4,272,418

		6,083,556

Chemicals – 1.7%
23,532	Air Products & Chemicals, Inc.	5,371,650
24,253	The Sherwin-Williams Co.	12,442,759

		17,814,409

Commercial Services & Supplies – 0.8%
16,029	Cintas Corp.	4,174,593

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
33,130	Waste Management, Inc.	$ 3,876,210

		8,050,803

Communications Equipment – 1.3%
28,725	Cisco Systems, Inc.	1,591,365
71,137	Motorola Solutions, Inc.	11,805,896

		13,397,261

Consumer Finance – 2.1%
314,100	Ally Financial, Inc.	10,337,031
317,123	Synchrony Financial	11,378,373

		21,715,404

Diversified Financial Services – 3.3%
128,091	Berkshire Hathaway, Inc. Class B*	26,313,734
145,761	Voya Financial, Inc.	8,187,395

		34,501,129

Diversified Telecommunication Services – 0.3%
58,154	Verizon Communications, Inc.	3,214,172

Electric Utilities – 2.5%
272,470	Exelon Corp.	12,277,498
73,696	FirstEnergy Corp.	3,240,413
364,667	PPL Corp.	10,805,083

		26,322,994

Electrical Equipment – 0.3%
39,287	AMETEK, Inc.	3,520,508

Electronic Equipment, Instruments & Components – 1.2%
124,738	Keysight Technologies, Inc.*	11,166,546
35,919	National Instruments Corp.	1,499,977

		12,666,523

Energy Equipment & Services – 0.9%
364,602	TechnipFMC PLC	10,041,139

Entertainment – 0.1%
2,346	Netflix, Inc.*	757,735
817	The Walt Disney Co.	116,839

		874,574

Equity Real Estate Investment Trusts (REITs) – 4.4%
16,828	American Tower Corp.	3,561,141
80,607	Camden Property Trust	8,359,752
331,356	Duke Realty Corp.	11,044,096
33,219	Equity LifeStyle Properties, Inc.	4,127,461
50,244	Invitation Homes, Inc.	1,380,203
155,828	Prologis, Inc.	12,561,295
4,724	Public Storage	1,146,798
86,905	STORE Capital Corp.	2,973,020
12,320	Sun Communities, Inc.	1,636,219

		46,789,985

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.2%
225,088	Walgreens Boots Alliance, Inc.	$ 12,265,045

Food Products – 1.5%
38,523	Lamb Weston Holdings, Inc.	2,585,664
253,918	Mondelez International, Inc. Class A	13,582,074

		16,167,738

Health Care Equipment & Supplies* – 0.6%
31,215	Align Technology, Inc.	6,526,432

Health Care Providers & Services – 3.7%
46,468	Anthem, Inc.	13,689,937
20,121	Centene Corp.*	1,048,103
24,215	Cigna Corp.	4,114,613
47,951	HCA Healthcare, Inc.	6,401,938
42,303	McKesson Corp.	5,878,002
4,214	UnitedHealth Group, Inc.	1,049,328
46,264	Universal Health Services, Inc. Class B	6,979,387

		39,161,308

Hotels, Restaurants & Leisure – 3.2%
1,613	Chipotle Mexican Grill, Inc.*	1,283,190
112,398	Las Vegas Sands Corp.	6,793,335
21,531	McDonald’s Corp.	4,537,012
161,667	Starbucks Corp.	15,308,248
52,724	Yum! Brands, Inc.	5,932,505

		33,854,290

Household Durables – 0.1%
23,346	D.R. Horton, Inc.	1,072,282

Household Products – 0.5%
40,718	Colgate-Palmolive Co.	2,921,109
18,303	The Procter & Gamble Co.	2,160,486

		5,081,595

Independent Power and Renewable Electricity Producers – 1.1%
647,416	AES Corp.	10,870,115
30,074	NRG Energy, Inc.	1,026,726

		11,896,841

Insurance – 2.0%
105,996	Athene Holding Ltd. Class A*	4,330,997
156,737	The Progressive Corp.	12,692,562
122,581	Unum Group	3,916,463

		20,940,022

Interactive Media & Services – 6.1%
17,484	Alphabet, Inc. Class A*	21,299,009
16,970	Alphabet, Inc. Class C*	20,647,060
110,866	Facebook, Inc. Class A*	21,533,503

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
4,057	Match Group, Inc.	$ 305,451

		63,785,023

Internet & Direct Marketing Retail – 5.2%
20,358	Amazon.com, Inc.*	38,003,907
2,717	Booking Holdings, Inc.*	5,125,919
292,104	eBay, Inc.	12,031,764

		55,161,590

IT Services – 5.4%
23,678	Mastercard, Inc. Class A	6,446,809
144,996	PayPal Holdings, Inc.*	16,007,558
53,221	VeriSign, Inc.*	11,234,421
132,215	Visa, Inc. Class A	23,534,270

		57,223,058

Life Sciences Tools & Services – 1.5%
96,099	Agilent Technologies, Inc.	6,670,232
31,668	Thermo Fisher Scientific, Inc.	8,793,570

		15,463,802

Machinery – 2.0%
22,781	Allison Transmission Holdings, Inc.	1,046,787
78,395	Caterpillar, Inc.	10,322,270
11,757	Ingersoll-Rand PLC	1,453,871
46,420	Parker-Hannifin Corp.	8,127,213

		20,950,141

Media – 1.0%
792,704	News Corp. Class A	10,431,985
3,048	Nexstar Media Group, Inc. Class A	310,195

		10,742,180

Metals & Mining* – 0.5%
253,373	Alcoa Corp.	5,698,359

Multi-Utilities – 1.7%
133,688	Ameren Corp.	10,118,845
60,155	DTE Energy Co.	7,646,302

		17,765,147

Multiline Retail – 1.2%
143,160	Target Corp.	12,369,024

Oil, Gas & Consumable Fuels – 4.2%
227,457	ConocoPhillips	13,438,159
43,891	Exxon Mobil Corp.	3,263,735
14,894	Marathon Petroleum Corp.	839,873
66,719	Occidental Petroleum Corp.	3,426,688
98,669	Phillips 66	10,119,493
21,835	The Williams Cos., Inc.	538,014
143,536	Valero Energy Corp.	12,236,444

		43,862,406

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 3.0%
117,120	Bristol-Myers Squibb Co.	$ 5,201,299
67,149	Johnson & Johnson	8,744,143
210,170	Merck & Co., Inc.	17,442,008

		31,387,450

Professional Services* – 0.2%
3,619	CoStar Group, Inc.	2,227,133

Road & Rail – 1.6%
5,071	Norfolk Southern Corp.	969,169
89,483	Union Pacific Corp.	16,102,466

		17,071,635

Semiconductors & Semiconductor Equipment – 2.6%
34,162	Analog Devices, Inc.	4,012,668
2,414	Broadcom, Inc.	700,036
10,537	Cree, Inc.*	655,191
92,867	Intel Corp.	4,694,427
5,603	Micron Technology, Inc.*	251,519
100,625	NXP Semiconductors NV	10,403,619
19,149	Texas Instruments, Inc.	2,393,816
33,975	Xilinx, Inc.	3,880,285

		26,991,561

Software – 6.8%
1,479	Cadence Design Systems, Inc.*	109,313
41,297	Citrix Systems, Inc.	3,891,829
8,370	HubSpot, Inc.*	1,495,886
252,436	Microsoft Corp.	34,399,454
245,014	Oracle Corp.	13,794,288
35,846	Palo Alto Networks, Inc.*	8,120,553
36,084	ServiceNow, Inc.*	10,009,341

		71,820,664

Specialty Retail – 2.2%
3,893	Advance Auto Parts, Inc.	586,441
2,760	AutoNation, Inc.*	134,357
352	AutoZone, Inc.*	395,310
136,869	Lowe’s Cos., Inc.	13,878,517
36,577	The Home Depot, Inc.	7,816,139

		22,810,764

Technology Hardware, Storage & Peripherals – 4.5%
220,343	Apple, Inc.	46,941,873

Tobacco – 0.6%
72,462	Philip Morris International, Inc.	6,058,548

Trading Companies & Distributors* – 0.1%
12,673	AerCap Holdings NV	691,059

TOTAL COMMON STOCKS (Cost $893,916,799)		$1,042,203,057

TOTAL INVESTMENTS – 99.1% (Cost $893,916,799)		$1,042,203,057

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		9,814,763

NET ASSETS – 100.0%		$1,052,017,820

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investment and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreement with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure t the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of July 31, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities where applicable. The Large Cap Growth Insights, Large Cap Value Insights and U.S. Equity Insights Funds did not have securities on loan as of July 31, 2019.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$31,744,501	$—	$—
North America	2,004,847,121	—	—

Total	$2,036,591,622	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$7,097,498	$—	$—
North America	487,036,611	—	—
Investment Company	5,899,202	—	—

Total	$500,033,311	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$122,301	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$2,034,096	$—	$—
Europe	7,160,955	—	—
North America	622,705,466	—	—
Investment Company	23,299,012	—	—
Securities Lending Reinvestment Vehicle	1,843,384	—	—

Total	$657,042,913	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$441,732	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$2,834,894	$—	$—
Europe	19,326,694	—	—
North America	1,119,570,306	—	—
Investment Company	31,603,050	—	—
Securities Lending Reinvestment Vehicle	7,091,465	—	—

Total	$1,180,426,409	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$295,633	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$718,722	$—	$—
Europe	4,144,054	—	—
North America	476,634,243	—	—
Investment Company	7,925,252	—	—
Securities Lending Reinvestment Vehicle	445,950	—	—

Total	$489,868,221	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$275,580	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$21,135,817	$—	$—
North America	1,021,067,240	—	—

Total	$1,042,203,057	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.